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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                     Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2009 through January 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Ibbotson Asset
Allocation Series
--------------------------------------------------------------------------------
Semiannual Report | January 31, 2010
--------------------------------------------------------------------------------

Ticker Symbols:

         Conservative    Moderate      Growth     Aggressive
          Allocation    Allocation   Allocation   Allocation
Class        Fund          Fund         Fund         Fund
------- -------------- ------------ ------------ -----------
 A           PIAVX         PIALX        GRAAX       PIAAX
 B           PIBVX         PIBLX        GRABX       IALBX
 C           PICVX         PIDCX        GRACX       IALCX
 Y           IBBCX         IMOYX        IBGYX       IBAYX

[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Market Overview and Outlook                                                    4

Fund Reviews                                                                   8

Comparing Ongoing Fund Expenses                                               10

Prices and Distributions                                                      18

Portfolio Summary & Performance Update                                        20

Schedule of Investments                                                       40

Financial Statements                                                          48

Notes to Financial Statements                                                 86

Approval of Investment Advisory and Sub-Advisory Agreement                    93

Trustees, Officers and Service Providers                                     109


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain: unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     3

Market Overview and Outlook | 1/31/10

In the following interview, portfolio manager Dr. Peng Chen, CFA, President, Ibbotson Associates Advisors, LLC, discusses the market environment and investment strategies, and how they affected the funds in the Pioneer Ibbotson Asset Allocation Series for the semiannual period ended January 31, 2010.

Q Could you characterize the economic and market backdrop during the six months ended January 31, 2010?

A As we entered the semiannual period on August 1, 2009, the rally in riskier assets that had begun in March 2009 remained in place. Investor sentiment was supported by the unprecedented fiscal and stimulus efforts of global governments to end the financial crisis, and the conviction that the worst-case economic scenarios had been averted. In addition to a more stable financial backdrop, we attributed a large portion of the gains to the market's favorable response to "less bad" news, rather than a return to pre-crisis economic conditions. The "risk rally" tapered off late in the six-month period on several concerns, including historically high unemployment and the troubled finances of a number of governments around the globe. For the full six months, all of the major asset classes provided positive returns, with the riskier asset classes leading the way.

   For the six months ended January 31, 2010, the U.S. equity market was up by 9.87%, as measured by the Standard and Poor's 500 Index (the S&P 500), while international equities rose by 6.93%, as gauged by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index1. Within the U.S. market, large-cap and value-oriented stocks modestly outperformed smaller and more growth-oriented stocks. The Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market, returned 3.87% for the six months ended January 31, 2010, while below-investment-grade (high-yield) bonds provided double digit returns over the same period.

Q What were the strategic considerations that you applied in allocating assets to the Pioneer Ibbotson Asset Allocation Series funds over the six months ended January 31, 2010?

A For each fund, assets were invested in keeping with their broad asset allocation and specific mutual fund targets. During the six-month period, we maintained a neutral breakdown between equity and fixed-income assets. In addition, the equity portions of the funds were positioned neutrally with respect to the various equity categories for most of the 2009 calendar year


4     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

   (that is, small-cap allocations versus large-cap allocations, and growth versus value). We also maintained neutral target weightings in the funds' non-U.S. equity market alternatives, both developed and emerging. Late in the six-month period, we implemented an overweighting of the funds' U.S. large-cap stocks and corresponding underweighting of U.S. small-cap stocks. Large caps have more international exposure and more stable cash flows, earnings, and financing sources, and we believe they should be less affected by short-term volatility.

   Within the bond portion of the funds we maintained a neutral weighting between corporate and government bonds, as those market sectors appeared to have been brought back into relative balance following the market disruption seen in late 2008 and early 2009.Within the funds' government-backed portions, we entered the six-month period last August with an increased allocation to Treasury Inflation Protected Securities (TIPS), given their strong valuations relative to Treasury bonds. That allocation helped the funds' returns, as TIPS outperformed Treasury bonds over the six-month period ended January 31, 2010, on the strength of inflation fears raised by massive U.S. government borrowing to re-float the financial sector. We have since trimmed the funds' TIPS exposure to a neutral weighting.

   Finally, we entered the semiannual period with an overweighting in the funds of emerging market bonds (in local currency terms), through allocations to Pioneer Global High Yield Fund. We took that action in order to take advantage of the faster growth in the emerging markets and a weakening U.S. dollar. The move helped the funds' returns during much of the six months ended January 31, 2010. We decreased the funds' positions in late December 2009, when the momentum in currency markets became unclear and emerging market yields fell back into their normal range.

Q What factors are you watching most closely as you determine your investment strategy for the funds going forward?

A At present, we do not see compelling opportunities in any particular asset category. In an environment where businesses and consumers have been reducing leverage, we do not expect long-term earnings growth to return quickly to pre-2008 levels. In addition, near-record unemployment and an unstable housing market continue to plague the overall economic outlook. On a positive note, we believe the tepid macroeconomic backdrop should keep inflation in check over the near term.

   Despite the very real headwind of an overall weak economy, current equity market prices (as of January 31, 2010) seem to indicate that the market has in fact priced in a return to pre-financial crisis earnings growth. Indeed, technical factors, momentum and investor sentiment may cause the current rally to persist for some time. Ultimately, we believe that the market may


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     5
   begin to reflect economic realities at some point during 2010, which would disappoint equity investors.

   Credit markets have reflected both a moderate return to confidence and a renewed investor interest in corporate bonds, thanks to expansionary monetary policies from the world's major central banks. Eventually, we believe short- and intermediate-maturity bond yields will increase from their current low levels, which would result in corresponding price declines for bondholders. Additionally, we feel that long-term inflation seems likely, and that would further erode the present value of bond investments.

   Still, the economic picture has improved in many countries since early 2009, and if corporate earnings improve, there may be opportunities across the board. We will continue to closely monitor the economic backdrop as we manage the funds, while adhering to their strategic asset allocation guidelines.

1 The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Please refer to the Schedule of Investments on pages 40-47 for a full listing of fund securities.

A fund's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 8 for information


6     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10
on specific weightings and performance for each of the four funds in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolio's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     7

Fund Reviews | 1/31/10

Pioneer Ibbotson Conservative Allocation Fund
The Fund's Class A shares had a total return of 7.93% at net asset value for the six months ended January 31, 2010. Over the same period, the Fund's benchmarks, the S&P 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index returned 9.87% and 3.87%, respectively, while the average return for the 451 funds in Lipper's Mixed-Asset Target Allocation/Conservative category was 7.07%.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income during the six-month period. Within the equity portion of the Fund, Pioneer Fund was the largest holding, at 5.13% of assets on January 31, 2010. Pioneer International Value Fund was the next-largest equity holding, at 3.00% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 25.63% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 25.60%.

Pioneer Ibbotson Moderate Allocation Fund
The Fund's Class A shares returned 8.70% at net asset value for the six months ended January 31, 2010. Over the same period, the Fund's benchmarks, the S&P 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index, returned 9.87% and 3.87%, respectively, while the average return for the 531 funds in Lipper's Mixed-Asset Target Allocation/Moderate category was 7.58%.

The Fund targeted an asset allocation of 60% equities, 40% fixed income during the six-month period. Within the equity portion of the Fund, Pioneer Fund was the largest holding, at 8.80% of assets on January 31, 2010. Pioneer International Value Fund was the next-largest equity holding, at 6.91% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 15.49% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 14.42%.

Pioneer Ibbotson Growth Allocation Fund
The Fund's Class A shares returned 8.88% at net asset value for the six months ended January 31, 2010. Over the same period, the Fund's benchmarks, the S&P 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index, returned 9.87% and 3.87%, respectively, while the average return for the 658 funds in Lipper's Mixed-Asset Target Allocation/Growth category was 8.03%.

The Fund targeted an asset allocation of 75% equities, 25% fixed income during the period. Within the equity portion of the Fund, Pioneer Fund was the


8     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10
largest holding, at 9.56% of assets on January 31, 2010. Pioneer International Value Fund was the next-largest equity holding, at 8.25%. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 11.30% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 7.31%.

Pioneer Ibbotson Aggressive Allocation Fund
The Fund's Class A shares returned 8.79% at net asset value for the six months ended January 31, 2010. Over the same period, the Fund's benchmarks, the S&P 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index, returned 9.87% and 3.87%, respectively, while the average return for the 833 funds in Lipper's Multi-Cap Core category was 9.70%.

The Fund targeted an asset allocation of 90% equities, 10% fixed income during the six-month period. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 11.57% of assets on January 31, 2010. On the domestic side, Pioneer Growth Opportunities Fund, at 9.93% of assets, and Pioneer Fund, at 9.64% of assets, were the largest holdings. The fixed-income portion of the Fund was invested mainly in an intermediate-term bond fund, Pioneer Bond Fund, at 8.08% of assets as of January 31, 2010.



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each funds' historical or future performance are statements of the opinion of the funds' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     9

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from August 1, 2009 through January 31, 2010.


--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 8/01/09
--------------------------------------------------------------------------------
 Ending Account Value     $1,079.30      $1,072.50      $1,072.40      $1,076.60
 (after expenses)
 on 1/31/10
--------------------------------------------------------------------------------
 Expenses Paid            $    7.91      $   12.59      $   12.59      $    8.06
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio (plus the expense ratios of the underlying funds) of 1.51%, 2.41%, 2.41% and 1.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


10     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2009 through January 31, 2010.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 8/01/09
--------------------------------------------------------------------------------
 Ending Account Value     $1,017.59      $1,013.06      $1,013.06      $1,017.44
 (after expenses)
 on 1/31/10
--------------------------------------------------------------------------------
 Expenses Paid            $    7.68      $   12.23      $   12.23      $    7.83
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio (plus the expense ratios of the underlying funds) of 1.51%, 2.41%, 2.41% and 1.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate
Allocation Fund

Based on actual returns from August 1, 2009 through January 31, 2010.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value 8/1/09
--------------------------------------------------------------------------------
 Ending Account Value     $1,087.00      $1,082.60      $1,082.30      $1,088.80
 (after expenses)
 1/31/10
--------------------------------------------------------------------------------
 Expenses Paid            $    8.05      $   12.18      $   11.91      $    5.74
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio (plus the expense ratios of the underlying funds) of 1.53%, 2.32%, 2.27%, 1.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


12     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate
Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2009 through January 31, 2010.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value 8/1/09
--------------------------------------------------------------------------------
 Ending Account Value     $1,017.49      $1,013.51      $1,013.76      $1,019.71
 (after expenses)
 1/31/10
--------------------------------------------------------------------------------
 Expenses Paid            $    7.78      $   11.77      $   11.52      $    5.55
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio (plus the expense ratios of the underlying funds) of 1.53%, 2.32%, 2.27%, 1.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     13

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from August 1, 2009 through January 31, 2010.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 8/1/09
--------------------------------------------------------------------------------
 Ending Account Value     $1,088.80      $1,083.20      $1,084.40      $1,091.00
 (after expenses)
 on 1/31/10
--------------------------------------------------------------------------------
 Expenses Paid            $    8.58      $   12.65      $   12.45      $    6.11
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio (plus the expense ratios of the underlying funds) of 1.63%, 2.41%, 2.37% and 1.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


14     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2009 through January 31, 2010.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 8/1/09
--------------------------------------------------------------------------------
 Ending Account Value     $1,016.99      $1,013.06      $1,013.26      $1,019.36
 (after expenses)
 on 1/31/10
--------------------------------------------------------------------------------
 Expenses Paid            $    8.29      $   12.23      $   12.03      $    5.90
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio (plus the expense ratios of the underlying funds) of 1.63%, 2.41%, 2.37% and 1.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     15

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 1, 2009 through January 31, 2010.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 8/1/09
--------------------------------------------------------------------------------
 Ending Account Value     $1,087.90      $1,084.20      $1,082.60      $1,089.30
 (after expenses)
 on 1/31/10
--------------------------------------------------------------------------------
 Expenses Paid            $    9.16      $   13.29      $   13.28      $    6.79
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio (plus the expense ratios of the underlying funds) of 1.74%, 2.53%, and 2.53%, and 1.29% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


16     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2009 through January 31, 2010.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 8/1/09
--------------------------------------------------------------------------------
 Ending Account Value     $1,016.43      $1,012.45      $1,012.45      $1,018.70
 (after expenses)
 on 1/31/10
--------------------------------------------------------------------------------
 Expenses Paid            $    8.84      $   12.83      $   12.83      $    6.56
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio (plus the expense ratios of the underlying funds) of 1.74%, 2.53%, and 2.53%, and 1.29% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     17

Prices and Distributions | 1/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
     Class                          1/31/10                          7/31/09
--------------------------------------------------------------------------------
       A                             $9.83                            $9.40
--------------------------------------------------------------------------------
       B                             $9.67                            $9.24
--------------------------------------------------------------------------------
       C                             $9.63                            $9.21
--------------------------------------------------------------------------------
       Y                             $9.42                            $9.02
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
     Class                          1/31/10                          7/31/09
--------------------------------------------------------------------------------
       A                             $9.29                            $8.79
--------------------------------------------------------------------------------
       B                             $8.91                            $8.41
--------------------------------------------------------------------------------
       C                             $8.76                            $8.29
--------------------------------------------------------------------------------
       Y                             $9.38                            $8.89
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
     Class                          1/31/10                          7/31/09
--------------------------------------------------------------------------------
       A                             $9.34                            $8.74
--------------------------------------------------------------------------------
       B                             $8.28                            $7.75
--------------------------------------------------------------------------------
       C                             $8.88                            $8.30
--------------------------------------------------------------------------------
       Y                             $9.61                            $9.00
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
     Class                          1/31/10                          7/31/09
--------------------------------------------------------------------------------
       A                             $9.11                            $8.45
--------------------------------------------------------------------------------
       B                             $8.58                            $7.93
--------------------------------------------------------------------------------
       C                             $8.68                            $8.04
--------------------------------------------------------------------------------
       Y                             $9.20                            $8.55
--------------------------------------------------------------------------------


18     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Distributions per Share: 7/31/09-1/31/10
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
                    Net Investment            Short-Term             Long-Term
     Class              Income              Capital Gains          Capital Gains
--------------------------------------------------------------------------------
       A               $0.3168                   $--                    $--
--------------------------------------------------------------------------------
       B               $0.2413                   $--                    $--
--------------------------------------------------------------------------------
       C               $0.2483                   $--                    $--
--------------------------------------------------------------------------------
       Y               $0.2926                   $--                    $--
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
                    Net Investment            Short-Term             Long-Term
     Class              Income              Capital Gains          Capital Gains
--------------------------------------------------------------------------------
       A               $0.2712                   $--                    $--
--------------------------------------------------------------------------------
       B               $0.1999                   $--                    $--
--------------------------------------------------------------------------------
       C               $0.2180                   $--                    $--
--------------------------------------------------------------------------------
       Y               $0.3067                   $--                    $--
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
                    Net Investment            Short-Term             Long-Term
     Class              Income              Capital Gains          Capital Gains
--------------------------------------------------------------------------------
       A               $0.1829                   $--                    $--
--------------------------------------------------------------------------------
       B               $0.1190                   $--                    $--
--------------------------------------------------------------------------------
       C               $0.1247                   $--                    $--
--------------------------------------------------------------------------------
       Y               $0.2169                   $--                    $--
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
                    Net Investment            Short-Term             Long-Term
     Class              Income              Capital Gains          Capital Gains
--------------------------------------------------------------------------------
       A             $0.0865                   $--                    $--
--------------------------------------------------------------------------------
       B             $0.0185                   $--                    $--
--------------------------------------------------------------------------------
       C             $0.0256                   $--                    $--
--------------------------------------------------------------------------------
       Y             $0.1190                   $--                    $--
--------------------------------------------------------------------------------


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     19

Portfolio Summary | 1/31/10
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data is represented by a pie chart in the printed material.]

Fixed Income                              70.3%
Equity                                    29.7%

Short Term Bonds                          24.1%
-----------------------------------------------
Corporate Bonds                           23.8
-----------------------------------------------
High-Yield Corporate Bonds                14.4
-----------------------------------------------
Large Cap Growth                           8.7
-----------------------------------------------
Large Cap Value                            8.7
-----------------------------------------------
Cash & Cash Equivalent                     8.1
-----------------------------------------------
International Equities                     5.3
-----------------------------------------------
Mid Small Cap Growth                       3.0
-----------------------------------------------
Mid Small Cap Value                        1.9
-----------------------------------------------
Emerging Markets                           1.0
-----------------------------------------------
Real Estate Investment Trust (REIT)        1.0
-----------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)

---------------------------------------------------------------------------------------------
U.S. Stocks                                         International Stocks
---------------------------------------------------------------------------------------------
Pioneer Fund                               5.13%    Pioneer International Value         3.00%
---------------------------------------------------------------------------------------------
Pioneer Fundamental Growth                 3.00     Pioneer Global Equity               4.03
---------------------------------------------------------------------------------------------
Pioneer Cullen Value                       2.99     Pioneer Emerging Markets            1.01
---------------------------------------------------------------------------------------------
Pioneer Research                           2.97     Bonds
---------------------------------------------------------------------------------------------
Pioneer Disciplined Growth                 2.06     Pioneer Bond                       25.63%
---------------------------------------------------------------------------------------------
Pioneer Disciplined Value                  2.04     Pioneer Short Term Income          25.60
---------------------------------------------------------------------------------------------
Pioneer Growth Opportunities               1.67     Pioneer Global High Yield           6.41
---------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                 1.04     Pioneer Strategic Income            6.39
---------------------------------------------------------------------------------------------
Pioneer Equity Income                      1.03     Pioneer High Yield                  2.71
---------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value                      1.03     Pioneer Floating Rate               1.07
---------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth              1.02
---------------------------------------------------------------------------------------------
Pioneer Independence                       0.07
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth         0.06
---------------------------------------------------------------------------------------------
Pioneer Value                              0.04
---------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


20     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Performance Update | 1/31/10                           Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                                             Public
                                        Net Asset            Offering
Period                                  Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(5/12/05)                                3.19%                1.90%
1 Year                                  25.56                18.38
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.84%                1.53%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                Conservative           Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
5/05                 9,425               10,000               10,000
1/06                 9,900               10,047               10,872
1/07                10,542               10,477               12,448
1/08                10,820               11,400               12,160
1/09                 8,617               11,695                7,465
1/10                10,819               12,690                9,938

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     21

Performance Update | 1/31/10                           Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(5/12/05)                                2.25%                2.07%
1 Year                                  24.34                20.34
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.65%                2.43%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                Conservative           Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
5/05                10,000               10,000               10,000
1/06                10,448               10,047               10,872
1/07                11,027               10,477               12,448
1/08                11,210               11,400               12,160
1/09                 8,847               11,695                7,465
1/10                10,905               12,690                9,938

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


22     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Performance Update | 1/31/10                           Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(5/12/05)                                2.20%                2.20%
1 Year                                  24.23                24.23
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.55%                2.43%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                Conservative           Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
5/05                10,000               10,000               10,000
1/06                10,439               10,047               10,872
1/07                11,029               10,477               12,448
1/08                11,223               11,400               12,160
1/09                 8,843               11,695                7,465
1/10                10,985               12,690                9,938

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     23

Performance Update | 1/31/10                           Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(5/12/05)*                               1.58%                1.58%
1 Year                                  20.48                20.48
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         8.01%                8.01%
--------------------------------------------------------------------------------

 * Inception date of Class A Shares.

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                Conservative           Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
5/05                10,000               10,000               10,000
1/06                10,528               10,047               10,872
1/07                11,182               10,477               12,448
1/08                11,453               11,400               12,160
1/09                 8,848               11,695                7,465
1/10                10,660               12,690                9,938

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


24     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Portfolio Summary | 1/31/10
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data is represented by a pie chart in the printed material.]

Equity                                    58.2%
Fixed Income                              41.8%

Corporate Bonds                           14.5%
-----------------------------------------------
Large Cap Growth                          14.4
-----------------------------------------------
Large Cap Value                           14.2
-----------------------------------------------
Short Term Bonds                          14.2
-----------------------------------------------
International Equities                    11.0
-----------------------------------------------
High-Yield Corporate Bonds                 8.5
-----------------------------------------------
Mid Small Cap Growth                       7.6
-----------------------------------------------
Cash & Cash Equivalent                     4.6
-----------------------------------------------
Mid Small Cap Value                        4.0
-----------------------------------------------
Real Estate Investment Trust (REIT)        4.0
-----------------------------------------------
Emerging Markets                           3.0
-----------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)

----------------------------------------------------------------------------------------------
U.S. Stocks                                         International Stocks
----------------------------------------------------------------------------------------------
Pioneer Fund                               8.80%    Pioneer International Value          6.91%
----------------------------------------------------------------------------------------------
Pioneer Growth Opportunities               5.29     Pioneer Global Equity                6.49
----------------------------------------------------------------------------------------------
Pioneer Fundamental Growth                 4.90     Pioneer Emerging Markets             3.30
----------------------------------------------------------------------------------------------
Pioneer Cullen Value                       4.47     Bonds
----------------------------------------------------------------------------------------------
Pioneer Research                           4.14     Pioneer Bond                        15.49%
----------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                 4.13     Pioneer Short Term Income           14.42
----------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value                      3.77     Pioneer Global High Yield            5.15
----------------------------------------------------------------------------------------------
Pioneer Disciplined Growth                 2.88     Pioneer Strategic Income             2.13
----------------------------------------------------------------------------------------------
Pioneer Disciplined Value                  2.76     Pioneer High Yield                   1.62
----------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth              2.10     Pioneer Government Income            0.00
----------------------------------------------------------------------------------------------
Pioneer Equity Income                      1.03
----------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth         0.13
----------------------------------------------------------------------------------------------
Pioneer Independence                       0.06
----------------------------------------------------------------------------------------------
Pioneer Value                              0.03
----------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     25

Performance Update | 1/31/10                           Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                                             Public
                                        Net Asset            Offering
Period                                  Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 3.50%                2.39%
5 Years                                  2.06                 0.85
1 Year                                  31.97                24.41
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.58%                1.56%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                  Moderate             Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04                 9,425               10,000               10,000
1/05                10,077               10,186               10,772
1/06                11,175               10,369               11,890
1/07                12,183               10,814               13,613
1/08                12,134               11,766               13,299
1/09                 8,455               12,071                8,164
1/10                11,158               13,097               10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


26     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Performance Update | 1/31/10                           Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 2.08%                2.08%
5 Years                                  1.19                 1.19
1 Year                                  31.00                27.00
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.45%                2.34%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                  Moderate             Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04                10,000               10,000               10,000
1/05                10,519               10,186               10,772
1/06                11,553               10,369               11,890
1/07                12,486               10,814               13,613
1/08                12,332               11,766               13,299
1/09                 8,521               12,071                8,164
1/10                11,162               13,097               10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     27

Performance Update | 1/31/10                           Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 2.00%                2.00%
5 Years                                  1.25                 1.25
1 Year                                  30.98                30.98
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.34%                2.34%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                  Moderate             Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04                10,000               10,000               10,000
1/05                10,653               10,186               10,772
1/06                11,701               10,369               11,890
1/07                12,658               10,814               13,613
1/08                12,517               11,766               13,299
1/09                 8,655               12,071                8,164
1/10                11,336               13,097               10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


28     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Performance Update | 1/31/10                           Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)*                                3.99%                3.99%
5 Years                                  2.59                 2.59
1 Year                                  32.95                32.95
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.15%                1.15%
--------------------------------------------------------------------------------

* Inception date of Class A Shares.

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                  Moderate             Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04                10,000               10,000               10,000
1/05                10,690               10,186               10,772
1/06                11,888               10,369               11,890
1/07                13,010               10,814               13,613
1/08                13,003               11,766               13,299
1/09                 9,139               12,071                8,164
1/10                12,151               13,097               10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     29

Portfolio Summary | 1/31/10
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material.]

Equity                                    74.1%
Fixed Income                              25.9%

Large Cap Growth                          17.4%
-----------------------------------------------
Large Cap Value                           17.3
-----------------------------------------------
International Equities                    13.6
-----------------------------------------------
Corporate Bonds                           10.4
-----------------------------------------------
Mid Small Cap Growth                       9.8
-----------------------------------------------
Short Term Bonds                           7.3
-----------------------------------------------
Mid Small Cap Value                        5.9
-----------------------------------------------
High-Yield Corporate Bonds                 5.3
-----------------------------------------------
Emerging Markets                           5.1
-----------------------------------------------
Real Estate Investment Trust (REIT)        4.9
-----------------------------------------------
Cash & Cash Equivalent                     3.0
-----------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)

----------------------------------------------------------------------------------------------
U.S. Stocks                                         International Stocks
----------------------------------------------------------------------------------------------
Pioneer Fund                               9.56%    Pioneer International Value          8.25%
----------------------------------------------------------------------------------------------
Pioneer Growth Opportunities               6.99     Pioneer Global Equity                7.89
----------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                      6.38     Pioneer Emerging Markets             5.28
----------------------------------------------------------------------------------------------
Pioneer Fundamental Growth                 6.30     Bonds
----------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                 5.07     Pioneer Bond                        11.30%
----------------------------------------------------------------------------------------------
Pioneer Cullen Value                       5.07     Pioneer Short Term Income            7.31
----------------------------------------------------------------------------------------------
Pioneer Research                           4.20     Pioneer High Yield                   1.19
----------------------------------------------------------------------------------------------
Pioneer Disciplined Growth                 3.16     Pioneer Global High Yield            2.73
----------------------------------------------------------------------------------------------
Pioneer Equity Income                      2.94     Pioneer Strategic Income             1.12
----------------------------------------------------------------------------------------------
Pioneer Disciplined Value                  2.44     Pioneer Government Income            0.01
----------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund         2.02
----------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth         0.33
----------------------------------------------------------------------------------------------
Pioneer Value                              0.26
----------------------------------------------------------------------------------------------
Pioneer Independence                       0.20
----------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


30     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Performance Update | 1/31/10                           Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                                             Public
                                        Net Asset            Offering
Period                                  Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 3.27%                2.16%
5 Years                                  1.41                 0.22
1 Year                                  34.99                27.23
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.76%                1.66%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                  Growth               Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04               9,425                10,000                 10,000
1/05              10,267                10,186                 10,772
1/06              11,702                10,369                 11,890
1/07              12,897                10,814                 13,613
1/08              12,687                11,766                 13,299
1/09               8,159                12,071                  8,164
1/10              11,013                13,097                 10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     31

Performance Update | 1/31/10                           Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond
Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 0.87%                0.87%
5 Years                                  0.56                 0.56
1 Year                                  33.89                29.89
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                          2.64%               2.44%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                  Growth               Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04              10,000                10,000                 10,000
1/05              10,467                10,186                 10,772
1/06              11,827                10,369                 11,890
1/07              12,923                10,814                 13,613
1/08              12,594                11,766                 13,299
1/09               8,040                12,071                  8,164
1/10              10,765                13,097                 10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


32     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Performance Update | 1/31/10                           Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond
Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 1.95%                1.95%
5 Years                                  0.65                 0.65
1 Year                                  33.73                33.73
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.47%                2.44%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                  Growth               Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04              10,000                10,000                 10,000
1/05              10,709                10,186                 10,772
1/06              12,098                10,369                 11,890
1/07              13,238                10,814                 13,613
1/08              12,933                11,766                 13,299
1/09               8,273                12,071                  8,164
1/10              11,063                13,097                 10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     33

Performance Update | 1/31/10                           Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond
Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)*                                4.07%                4.07%
5 Years                                  2.28                 2.28
1 Year                                  35.25                35.25
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.26%                1.26%
--------------------------------------------------------------------------------

* Inception date of Class A Shares.

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                  Growth               Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04              10,000                10,000                 10,000
1/05              10,890                10,186                 10,772
1/06              12,458                10,369                 11,890
1/07              13,820                10,814                 13,613
1/08              13,675                11,766                 13,299
1/09               9,011                12,071                  8,164
1/10              12,188                13,097                 10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance shown table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


34     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Portfolio Summary | 1/31/10
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material.]

Equity                                    89.1%
Fixed Income                              10.9%


Large Cap Growth                          19.2%
-----------------------------------------------
Large Cap Value                           18.5
-----------------------------------------------
International Equities                    18.0
-----------------------------------------------
Mid Small Cap Growth                      13.2
-----------------------------------------------
Mid Small Cap Value                        7.1
-----------------------------------------------
Real Estate Investment Trust (REIT)        6.9
-----------------------------------------------
Corporate Bonds                            6.7
-----------------------------------------------
Emerging Markets                           6.2
-----------------------------------------------
Cash & Cash Equivalents                    2.9
-----------------------------------------------
High-Yield Corporate Bonds                 1.3
-----------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)

----------------------------------------------------------------------------------------------
U.S. Stocks                                         International Stocks
----------------------------------------------------------------------------------------------
Pioneer Growth Opportunities               9.93%    Pioneer International Value         11.57%
----------------------------------------------------------------------------------------------
Pioneer Fund                               9.64     Pioneer Global Equity               10.09
----------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value                      8.10     Pioneer Emerging Markets             6.25
----------------------------------------------------------------------------------------------
Pioneer Fundamental Growth                 7.53     Bonds
----------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                 7.10     Pioneer Bond                         8.08%
----------------------------------------------------------------------------------------------
Pioneer Cullen Value                       5.43     Pioneer High Yield                   0.17
----------------------------------------------------------------------------------------------
Pioneer Research                           4.13
----------------------------------------------------------------------------------------------
Pioneer Disciplined Growth                 3.20
----------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth              3.13
----------------------------------------------------------------------------------------------
Pioneer Equity Income                      2.77
----------------------------------------------------------------------------------------------
Pioneer Disciplined Value                  2.27
----------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth         0.40
----------------------------------------------------------------------------------------------
Pioneer Value                              0.11
----------------------------------------------------------------------------------------------
Pioneer Independence                       0.10
----------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     35

Performance Update | 1/31/10                           Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                                             Public
                                        Net Asset            Offering
Period                                  Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 3.01%                1.90%
5 Years                                  0.71                -0.47
1 Year                                  37.00                29.11
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.93%                1.77%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                 Aggressive            Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04               9,425                10,000                 10,000
1/05              10,436                10,186                 10,772
1/06              12,163                10,369                 11,890
1/07              13,543                10,814                 13,613
1/08              13,126                11,766                 13,299
1/09               7,891                12,071                  8,164
1/10              10,811                13,097                 10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


36     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Performance Update | 1/31/10                           Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                  1.63%               1.63%
5 Years                                  -0.09               -0.09
1 Year                                  36.04                32.04
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.81%                2.56%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                 Aggressive            Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04              10,000                10,000                 10,000
1/05              10,962                10,186                 10,772
1/06              12,676                10,369                 11,890
1/07              13,990                10,814                 13,613
1/08              13,455                11,766                 13,299
1/09               8,022                12,071                  8,164
1/10              10,914                13,097                 10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     37

Performance Update | 1/31/10                           Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 1.88%                1.88%
5 Years                                 -0.07                -0.07
1 Year                                  35.79                35.79
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.62%                2.56%
--------------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                 Aggressive            Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04              10,000                10,000                 10,000
1/05              10,841                10,186                 10,772
1/06              12,525                10,369                 11,890
1/07              13,848                10,814                 13,613
1/08              13,342                11,766                 13,299
1/09               7,956                12,071                  8,164
1/10              10,804                13,097                 10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


38     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Performance Update | 1/31/10                           Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2010)

--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)*                                3.38%                3.38%
5 Years                                  1.11                 1.11
1 Year                                  37.37                37.37
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.35%                1.35%
--------------------------------------------------------------------------------

* Inception date of Class A Shares.

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                 Aggressive            Aggregate         Standard & Poor's
              Allocation Fund         Bond Index          500 Stock Index
8/04              10,000                10,000                 10,000
1/05              11,077                10,186                 10,772
1/06              12,964                10,369                 11,890
1/07              14,459                10,814                 13,613
1/08              14,187                11,766                 13,299
1/09               8,521                12,071                  8,164
1/10              11,705                13,097                 10,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     39

Schedule of Investments | 1/31/10 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund


-------------------------------------------------------------------------
Shares                                                        Value
-------------------------------------------------------------------------
               MUTUAL FUNDS -- 93.2%
               PIONEER FUNDS* -- 93.2%
1,345,259      Pioneer Bond Fund Class Y                      $12,376,387
   89,891      Pioneer Cullen Value Fund Class Y                1,442,745
  112,095      Pioneer Disciplined Growth Fund Class Y            995,400
  119,884      Pioneer Disciplined Value Fund Class Y             986,648
   18,429      Pioneer Emerging Markets Fund Class Y              486,156
   23,384      Pioneer Equity Income Fund Class Y                 495,514
   76,740      Pioneer Floating Rate Fund Class Y                 516,462
   71,533      Pioneer Fund Class Y                             2,478,627
  142,526      Pioneer Fundamental Growth Fund Class Y          1,448,068
  221,558      Pioneer Global Equity Fund Class Y               1,945,280
  322,426      Pioneer Global High Yield Fund Class Y           3,095,286
   35,973      Pioneer Growth Opportunities Fund Class Y          805,792
  143,998      Pioneer High Yield Fund Class Y                  1,307,499
    3,748      Pioneer Independence Fund Class Y                   35,157
   79,510      Pioneer International Value Fund Class Y         1,448,671
   26,953      Pioneer Mid-Cap Value Fund Class Y                 494,848
    2,498      Pioneer Oak Ridge Large Cap Growth Fund             27,026
               Class Y
   32,776      Pioneer Real Estate Shares Fund Class Y            500,817
  179,925      Pioneer Research Fund Class Y                    1,434,006
   34,616      Pioneer Select Mid Cap Growth Fund Class Y         493,272
1,288,980      Pioneer Short Term Income Fund Class Y          12,361,323
  294,277      Pioneer Strategic Income Fund Class Y            3,086,961
    1,733      Pioneer Value Fund Class Y                          17,816
-------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 93.2%
               (Cost $46,115,823) (a)                         $48,279,761
-------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 6.8%           $ 3,506,582
-------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                     $51,786,343
=========================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.


(a) At January 31, 2010, the net unrealized gain on investments based on cost for federal tax purposes of $46,115,823 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost              $2,759,276
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value                (595,338)
                                                                      ----------
       Net unrealized gain                                            $2,163,938
                                                                      ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2010 aggregated $7,250,422 and $2,080,890, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

The accompanying notes are an integral part of these financial statements.


40     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities

  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                       Level 1            Level 2       Level 3     Total
--------------------------------------------------------------------------------
 Mutual Funds          $48,279,761        $ --          $ --        $48,279,761
--------------------------------------------------------------------------------
 Total                 $48,279,761        $ --          $ --        $48,279,761
================================================================================


The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     41

Schedule of Investments | 1/31/10 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund


--------------------------------------------------------------------------
Shares                                                        Value
--------------------------------------------------------------------------
               MUTUAL FUNDS -- 97.7%
               PIONEER FUNDS* -- 97.7%
3,426,932      Pioneer Bond Fund Class Y                      $ 31,527,773
  566,305      Pioneer Cullen Value Fund Class Y                 9,089,202
  660,903      Pioneer Disciplined Growth Fund Class Y           5,868,817
  682,433      Pioneer Disciplined Value Fund Class Y            5,616,423
  254,622      Pioneer Emerging Markets Fund Class Y             6,716,930
   99,272      Pioneer Equity Income Fund Class Y                2,103,569
  516,988      Pioneer Fund Class Y                             17,913,628
  981,382      Pioneer Fundamental Growth Fund Class Y           9,970,844
1,504,987      Pioneer Global Equity Fund Class Y               13,213,789
1,092,866      Pioneer Global High Yield Fund Class Y           10,491,518
      730      Pioneer Government Income Fund Class Y                7,218
  480,370      Pioneer Growth Opportunities Fund Class Y        10,760,297
  362,762      Pioneer High Yield Fund Class Y                   3,293,883
   12,601      Pioneer Independence Fund Class Y                   118,196
  772,408      Pioneer International Value Fund Class Y         14,073,269
  418,050      Pioneer Mid-Cap Value Fund Class Y                7,675,403
   23,686      Pioneer Oak Ridge Large Cap Growth Fund             256,282
               Class Y
  550,805      Pioneer Real Estate Shares Fund Class Y           8,416,306
1,057,116      Pioneer Research Fund Class Y                     8,425,215
  299,680      Pioneer Select Mid Cap Growth Fund Class Y        4,270,444
3,060,871      Pioneer Short Term Income Fund Class Y           29,353,749
  412,929      Pioneer Strategic Income Fund Class Y             4,331,630
    5,800      Pioneer Value Fund Class Y                           59,626
--------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES-- 97.7%
               (Cost $200,451,912) (a)                        $203,554,011
--------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES--2.3%             $  4,847,706
--------------------------------------------------------------------------
               TOTAL NET ASSETS--100.0%                       $208,401,717
==========================================================================

*      Affiliated funds managed by Pioneer Investment Management, Inc.


(a) At January 31, 2010, the net unrealized gain on investments based on cost for federal tax purposes of $200,451,912 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost             $11,923,785
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value              (8,821,686)
                                                                     -----------
       Net unrealized gain                                           $3,102,099
                                                                     ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2010 aggregated $10,676,475 and $24,514,770, respectively.

The accompanying notes are an integral part of these financial statements.


42   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --  quoted prices in active markets for identical securities
  Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --  significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                      Level 1             Level 2       Level 3    Total
--------------------------------------------------------------------------------
 Mutual Funds         $203,554,011        $ --          $ --       $203,554,011
--------------------------------------------------------------------------------
 Total                $203,554,011        $ --          $ --       $203,554,011
================================================================================


The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     43

Schedule of Investments | 1/31/10 (unaudited)
Pioneer Ibbotson Growth Allocation Fund


--------------------------------------------------------------------------------
Shares                                                        Value
--------------------------------------------------------------------------------
               MUTUAL FUNDS -- 99.9%
               PIONEER FUNDS* -- 99.9%
2,501,607      Pioneer Bond Fund Class Y                      $ 23,014,783
  644,142      Pioneer Cullen Value Fund Class Y                10,338,478
  725,661      Pioneer Disciplined Growth Fund Class Y           6,443,866
  603,442      Pioneer Disciplined Value Fund Class Y            4,966,328
  408,034      Pioneer Emerging Markets Fund Class Y            10,763,949
  282,175      Pioneer Equity Income Fund Class Y                5,979,287
  561,928      Pioneer Fund Class Y                             19,470,796
1,263,266      Pioneer Fundamental Growth Fund Class Y          12,834,785
1,831,788      Pioneer Global Equity Fund Class Y               16,083,095
  580,164      Pioneer Global High Yield Fund Class Y            5,569,576
    1,059      Pioneer Government Income Fund Class Y               10,471
  635,811      Pioneer Growth Opportunities Fund Class Y        14,242,168
  267,646      Pioneer High Yield Fund Class Y                   2,430,226
   43,017      Pioneer Independence Fund Class Y                   403,497
  922,501      Pioneer International Value Fund Class Y         16,807,974
  708,320      Pioneer Mid-Cap Value Fund Class Y               13,004,751
   61,085      Pioneer Oak Ridge Large Cap Growth Fund             660,939
               Class Y
  676,521      Pioneer Real Estate Shares Fund Class Y          10,337,238
1,074,575      Pioneer Research Fund Class Y                     8,564,366
  289,226      Pioneer Select Mid Cap Growth Fund Class Y        4,121,471
1,553,976      Pioneer Short Term Income Fund Class Y           14,902,627
  217,720      Pioneer Strategic Income Fund Class Y             2,283,879
   51,519      Pioneer Value Fund Class Y                          529,616
--------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 99.9%
               (Cost $203,398,984) (a)                        $203,764,166
--------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.1%           $    304,709
--------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                     $204,068,875
==========================================================================

*      Affiliated funds managed by Pioneer Investment Management, Inc.


(a) At January 31, 2010, the net unrealized gain on investments based on cost for federal tax purposes of $203,398,984 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost            $ 14,482,994
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value             (14,117,812)
                                                                    ------------
       Net unrealized gain                                          $    365,182
                                                                    ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2010 aggregated $12,010,324 and $20,153,863, respectively.

The accompanying notes are an integral part of these financial statements.


44     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --  quoted prices in active markets for identical securities
  Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --  significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                      Level 1             Level 2       Level 3     Total
--------------------------------------------------------------------------------
 Mutual Funds         $203,764,166        $ --          $ --        $203,764,166
--------------------------------------------------------------------------------
 Total                $203,764,166        $ --          $ --        $203,764,166
================================================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     45

Schedule of Investments | 1/31/10 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
Shares                                                           Value
--------------------------------------------------------------------------------
                 MUTUAL FUNDS -- 100.3%
                 PIONEER FUNDS* -- 100.3%
   1,108,372     Pioneer Bond Fund Class Y                       $ 10,197,020
     427,482     Pioneer Cullen Value Fund Class Y                  6,861,091
     455,170     Pioneer Disciplined Growth Fund Class Y            4,041,906
     348,508     Pioneer Disciplined Value Fund Class Y             2,868,218
     299,232     Pioneer Emerging Markets Fund Class Y              7,893,751
     165,164     Pioneer Equity Income Fund Class Y                 3,499,832
     351,444     Pioneer Fund Class Y                              12,177,545
     935,437     Pioneer Fundamental Growth Fund Class Y            9,504,045
   1,451,068     Pioneer Global Equity Fund Class Y                12,740,377
     559,468     Pioneer Growth Opportunities Fund Class Y         12,532,094
      23,526     Pioneer High Yield Fund Class Y                      213,613
      14,074     Pioneer Independence Fund Class Y                    132,013
     802,012     Pioneer International Value Fund Class Y          14,612,655
     557,089     Pioneer Mid-Cap Value Fund Class Y                10,228,161
      47,061     Pioneer Oak Ridge Large Cap Growth Fund              509,198
                 Class Y
     586,599     Pioneer Real Estate Shares Fund Class Y            8,963,230
     653,854     Pioneer Research Fund Class Y                      5,211,219
     277,113     Pioneer Select Mid Cap Growth Fund Class Y         3,948,860
      13,370     Pioneer Value Fund Class Y                           137,442
-----------------------------------------------------------------------------
                 TOTAL INVESTMENTS IN SECURITIES -- 100.3%
                 (Cost $124,840,231) (a)                         $126,272,270
-----------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (0.3)%          $   (344,578)
-----------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                      $125,927,692
=============================================================================

*      Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2010, the net unrealized gain on investments based on cost for federal tax purposes of $124,840,231 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost             $10,267,731
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value              (8,835,692)
                                                                     -----------
       Net unrealized gain                                           $ 1,432,039
                                                                     ===========


Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2010 aggregated $8,383,845 and $12,169,547, respectively.

The accompanying notes are an integral part of these financial statements.


46     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --  quoted prices in active markets for identical securities
  Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --  significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                      Level 1             Level 2       Level 3     Total
--------------------------------------------------------------------------------
 Mutual Funds         $126,272,270        $ --          $ --        $126,272,270
--------------------------------------------------------------------------------
 Total                $126,272,270        $ --          $ --        $126,272,270
================================================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     47

Statements of Assets and Liabilities | 1/31/10 (unaudited)

---------------------------------------------------------------------------------------------------------------------
                                                       Conservative    Moderate        Growth          Aggressive
                                                       Allocation      Allocation      Allocation      Allocation
                                                       Fund            Fund            Fund            Fund
---------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated              $  48,279,761   $ 203,554,011   $ 203,764,166   $ 126,272,270
   issuers, at value (at cost $46,115,823,
   $200,451,912, $203,398,984 and
   $124,840,231, respectively)
  Cash                                                     3,319,945       4,436,311         574,222              --
  Receivables for:
   Investment Funds sold                                     110,756         426,917         161,423         323,998
   Capital stock sold                                        225,182         115,986          86,816          39,143
   Dividends                                                 126,911         313,650         189,789          36,973
   Due from Pioneer Investment
     Management, Inc.                                             --              --             108              --
  Other assets                                                31,429          25,166          30,835          28,529
---------------------------------------------------------------------------------------------------------------------
     Total assets                                      $  52,093,984   $ 208,872,041   $ 204,807,359   $ 126,700,913
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables for:
   Due to Custodian                                    $          --   $          --   $          --   $     339,662
   Due to Pioneer Investment                                     796             847              --           1,989
     Management, Inc.
   Investment Funds purchased                                105,186              --          32,665              --
   Capital stock redeemed                                     99,379         237,576         441,335         234,478
  Due to affiliates                                           52,667         170,602         205,827         137,288
  Accrued expenses and other liabilities                   49,613.00          61,299          58,657          59,804
---------------------------------------------------------------------------------------------------------------------
     Total liabilities                                 $     307,641   $     470,324   $     738,484   $     773,221
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                      $  55,240,262   $ 247,158,835   $ 254,793,175   $ 163,629,397
  Undistributed net investment income                        160,608       1,895,271       1,260,666         395,284
  Accumulated net realized loss on
   investments                                            (5,778,465)    (43,754,488)    (52,350,148)    (39,529,028)
  Net unrealized gain on investments                       2,163,938       3,102,099         365,182       1,432,039
---------------------------------------------------------------------------------------------------------------------
     Total net assets                                  $  51,786,343   $ 208,401,717   $ 204,068,875   $ 125,927,692
====================================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A shares                         $  31,050,862   $ 122,495,185   $ 118,642,844   $  84,825,377
  Net Assets of Class B shares                         $   6,894,248   $  35,496,336   $  43,215,993   $  21,164,845
  Net Assets of Class C shares                         $  13,733,504   $  41,940,252   $  39,903,002   $  18,127,794
  Net Assets of Class Y shares                         $     107,729   $   8,469,944   $   2,307,036   $   1,809,676
  Class A Shares outstanding                               3,160,263      13,184,617      12,708,071       9,311,986
  Class B Shares outstanding                                 712,602       3,985,640       5,216,600       2,468,187
  Class C Shares outstanding                               1,425,606       4,788,998       4,493,947       2,088,157
  Class Y Shares outstanding                                  11,439         903,037         240,097         196,650
  Net Asset Value - Class A share                      $        9.83   $        9.29   $        9.34   $        9.11
  Net Asset Value - Class B share                      $        9.67   $        8.91   $        8.28   $        8.58
  Net Asset Value - Class C share                      $        9.63   $        8.76   $        8.88   $        8.68
  Net Asset Value - Class Y share                      $        9.42   $        9.38   $        9.61   $        9.20
MAXIMUM OFFERING PRICE:
  Class A (100 [divided by] 94.25 x net asset value
   per share)                                          $       10.43   $        9.86   $        9.91   $        9.67
====================================================================================================================

The accompanying notes are an integral part of these financial statements.


48     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Statements of Operations (unaudited)

For the Six Months Ended 1/31/10

----------------------------------------------------------------------------------------------------------
                                          Conservative    Moderate           Growth             Aggressive
                                          Allocation      Allocation         Allocation         Allocation
                                          Fund            Fund               Fund               Fund
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from securities of
   affiliated issuers                     $  887,483      $ 2,943,071        $ 2,397,904        $ 1,101,362
  Interest                                       491              513                129                 43
-----------------------------------------------------------------------------------------------------------
     Total investment income              $  887,974      $ 2,943,584        $ 2,398,033        $ 1,101,405
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                         $   31,770      $   137,141        $   134,968        $    83,953
  Transfer agent fees
  Class A                                     17,021           75,552            128,326            106,640
  Class B                                      6,725           39,472             71,586             40,214
  Class C                                      7,575           23,054             31,875             18,595
  Class Y                                         26              220                232                225
  Distribution fees
  Class A                                     36,455          156,132            150,354            108,432
  Class B                                     33,901          183,609            226,650            110,630
  Class C                                     64,162          204,219            199,124             92,197
  Shareholder communications expense          18,046           73,926             74,263             54,074
  Administrative fees                          6,884           29,782             29,295             18,223
  Custodian fees                              11,518           45,810             41,312             26,071
  Registration fees                           26,045           29,748             28,899             28,406
  Professional fees                           29,249           32,957             33,909             31,786
  Printing fees                               15,235           19,991             15,329             27,096
  Fees and expenses of nonaffiliated
   trustees                                    3,391            3,353              3,323              3,332
  Insurance expense                              229            1,914              1,866              1,230
  Miscellaneous                                2,024               --              4,902              4,659
-----------------------------------------------------------------------------------------------------------
     Total expenses                       $  310,256      $ 1,056,880        $ 1,176,213        $   755,763
     Less fees waived and expenses
       reimbursed by Pioneer
       Investment Management, Inc.           (31,349)          (9,084)           (37,558)           (50,759)
-----------------------------------------------------------------------------------------------------------
     Net expenses                         $  278,907      $ 1,047,796        $ 1,138,655        $   705,004
-----------------------------------------------------------------------------------------------------------
       Net investment income              $  609,067      $ 1,895,788        $ 1,259,378        $   396,401
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized loss on investments        $ (214,027)     $(3,829,141)       $(5,398,048)       $(3,186,175)
  Realized gain distributions from
   investment company shares                 142,535          968,503          1,083,627            761,721
-----------------------------------------------------------------------------------------------------------
                                          $  (71,492)     $(2,860,638)       $(4,314,421)       $(2,424,454)
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized gain
   on investments                         $2,877,976      $17,755,955        $19,680,884        $12,319,988
-----------------------------------------------------------------------------------------------------------
  Net gain on investments                 $2,806,484      $14,895,317        $15,366,463        $ 9,895,534
-----------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
   from operations                        $3,415,551      $16,791,105        $16,625,841        $10,291,935
===========================================================================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     49

Statements of Changes in Net Assets

For the Six Months Ended 1/31/10 and the Year Ended 7/31/09, respectively

------------------------------------------------------------------------------------------------------------
                                                      Conservative                      Moderate
                                                    Allocation Fund                 Allocation Fund
                                            ------------------------------   -------------------------------
                                             Six Months                      Six Months
                                             Ended           Year            Ended           Year
                                             1/31/10         Ended           1/31/10         Ended
                                             (unaudited)     7/31/09         (unaudited)     7/31/09
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                        $   609,067     $   1,561,507   $   1,895,788   $   5,669,905
Net realized loss on investments                 (71,492)       (5,356,078)     (2,860,638)    (38,925,493)
Change in net unrealized gain (loss) on
  investments                                  2,877,976         1,726,015      17,755,955       1,016,697
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations               $ 3,415,551     $  (2,068,556)  $  16,791,105   $ (32,238,891)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.32, $0.31, $0.27 and
     $0.13, respectively)                    $  (944,806)    $    (747,663)  $  (3,481,945)  $  (1,669,230)
   Class B ($0.24, $0.23, $0.20 and
     $0.03, respectively)                       (172,245)         (149,975)       (795,035)       (121,524)
   Class C ($0.25, $0.23, $0.22 and
     $0.06, respectively)                       (349,906)         (248,688)     (1,011,391)       (247,061)
   Class Y ($0.29, $0.11, $0.31 and
     $0.18, respectively)                         (3,800)             (100)       (265,608)       (201,422)
Net realized gain on investments
   Class A ($0.00, $0.22, $0.00 and
     $0.61, respectively)                             --          (526,812)             --      (7,648,955)
   Class B ($0.00, $0.22, $0.00 and
     $0.61, respectively)                             --          (140,521)             --      (2,605,257)
   Class C ($0.00, $0.22, $0.00 and
     $0.61, respectively)                             --          (234,925)             --      (2,544,858)
   Class Y ($0.00, $0.22, $0.00 and
     $0.61, respectively)                             --              (207)             --        (668,871)
-----------------------------------------------------------------------------------------------------------
     Total distributions to
      shareowners                            $(1,470,757)    $  (2,048,891)  $  (5,553,979)  $ (15,707,178)
-----------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares             $11,480,489     $  19,287,993   $  23,463,482   $  41,171,734
Reinvestment of distributions                  1,332,405         1,826,482       5,047,983      14,349,529
Cost of shares repurchased                    (6,113,196)      (18,148,958)    (32,857,232)    (67,083,006)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from Fund
     share transactions                      $ 6,699,698     $   2,965,517   $  (4,345,767)  $ (11,561,743)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets     $ 8,644,492     $  (1,151,930)  $   6,891,359   $ (59,507,812)
NET ASSETS:
Beginning of period                           43,141,851        44,293,781     201,510,358     261,018,170
-----------------------------------------------------------------------------------------------------------
End of period                                $51,786,343     $  43,141,851   $ 208,401,717   $ 201,510,358
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income, end
  of period                                  $   160,608     $   1,022,298   $   1,895,271   $   5,553,462
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


50     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

-----------------------------------------------------------------------------------------------------
                                                                                 Aggressive
                                           Growth Allocation Fund             Allocation Fund
                                      ------------------------------   ------------------------------
                                       Six Months                      Six Months
                                       Ended          Year             Ended           Year
                                       1/31/10        Ended            1/31/10         Ended
                                       (unaudited)    7/31/09          (unaudited)     7/31/09
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                  $  1,259,378   $   3,493,456    $     396,401   $     920,901
Net realized loss on investments         (4,314,421)    (46,809,905)      (2,424,454)    (35,797,056)
Change in net unrealized gain (loss)
  on investments                         19,680,884       1,721,765       12,319,988       3,145,730
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations                        $ 16,625,841   $ (41,594,684)   $  10,291,935   $ (31,730,425)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.18, $0.04, $0.09
     and $0.00, respectively)          $ (2,276,875)  $    (517,538)   $    (799,436)  $          --
   Class B ($0.12, $0.00, $0.02
     and $0.00, respectively)              (626,895)             --          (46,119)             --
   Class C ($0.12, $0.00, $0.03
     and $0.00, respectively)              (548,334)             --          (52,825)             --
   Class Y ($0.22, $0.10, $0.12
     and $0.00 respectively)                (49,812)        (12,756)         (22,968)             --
Net realized gain on investments
   Class A ($0.00, $0.77, $0.00
     and $0.95, respectively)                    --      (9,042,100)              --      (8,008,516)
   Class B ($0.00, $0.77, $0.00
     and $0.95, respectively)                    --      (4,285,462)              --      (2,418,500)
   Class C ($0.00, $0.77, $0.00
     and $0.95, respectively)                    --      (3,080,395)              --      (1,816,045)
   Class Y ($0.00, $0.77, $0.00
     and $0.95, respectively)                    --        (100,341)              --        (216,797)
----------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                     $ (3,501,916)  $ (17,038,592)   $    (921,348)  $ (12,459,858)
----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares       $ 18,714,637   $  38,806,649    $  11,330,901   $  24,408,932
Reinvestment of distributions             3,299,668      15,852,835          802,198      11,779,918
Cost of shares repurchased              (24,122,968)    (54,927,329)     (14,737,536)    (32,217,796)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from Fund
     share transactions                $ (2,108,663)  $    (267,845)   $  (2,604,437)  $   3,971,054
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                               $ 11,015,262   $ (58,901,121)   $   6,766,150   $ (40,219,229)
NET ASSETS:
Beginning of period                     193,053,613     251,954,734      119,161,542     159,380,771
----------------------------------------------------------------------------------------------------
End of period                          $204,068,875   $ 193,053,613    $ 125,927,692   $ 119,161,542
----------------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of period                $  1,260,666   $   3,503,204    $     395,284   $     920,231
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     51

For the Six Months Ended 1/31/10 and the Year Ended 7/31/09, respectively


                                                   Conservative Allocation Fund
                                     ---------------------------------------------------------
                                     '10 Shares   '10 Amount          '09 Shares    '09 Amount
                                     (unaudited)  (unaudited)
----------------------------------------------------------------------------------------------
Class A
Shares sold                           646,798     $6,376,486          1,046,972     $9,181,773
Reinvestment of distributions          92,733        916,203            150,728      1,217,886
Less shares repurchased              (343,070)    (3,380,779)          (988,287)    (8,821,594)
----------------------------------------------------------------------------------------------
   Net increase                       396,461     $3,911,910            209,413     $1,578,065
==============================================================================================
Class B
Shares sold                           156,471     $1,505,782            313,527     $2,691,195
Reinvestment of distributions          15,545        151,410             30,564        243,897
Less shares repurchased              (104,209)    (1,010,981)          (317,104)    (2,734,913)
----------------------------------------------------------------------------------------------
   Net increase                        67,807     $  646,211             26,987     $  200,179
==============================================================================================
Class C
Shares sold                           358,785     $3,476,110            854,431     $7,415,025
Reinvestment of distributions          27,298        264,792             45,816        364,699
Less shares repurchased              (175,123)    (1,696,188)          (766,827)    (6,592,451)
----------------------------------------------------------------------------------------------
   Net increase                       210,960     $2,044,714            133,420     $1,187,273
==============================================================================================
Class Y
Shares sold                            13,138     $  122,111                 --     $       --
Reinvestment of distributions              --             --                 --             --
Less shares repurchased                (2,644)       (25,248)                --             --
----------------------------------------------------------------------------------------------
   Net increase                        10,494     $   96,863                 --     $       --
==============================================================================================

-----------------------------------------------------------------------------------------------
                                                      Moderate Allocation Fund
                                     ----------------------------------------------------------
                                     '10 Shares   '10 Amount         '09 Shares     '09 Amount
                                     (unaudited)  unaudited)
-----------------------------------------------------------------------------------------------
Class A
Shares sold                           1,422,728   $13,412,632          2,821,624    $23,293,246
Reinvestment of distributions           356,823     3,400,527          1,232,334      9,094,621
Less shares repurchased              (2,333,515)  (21,777,132)        (3,817,424)   (31,882,235)
-----------------------------------------------------------------------------------------------
   Net increase (decrease)             (553,964)  $(4,963,973)           236,534    $   505,632
===============================================================================================
Class B
Shares sold                             247,188   $ 2,235,346            563,328    $ 4,411,845
Reinvestment of distributions            81,756       748,069            357,156      2,532,237
Less shares repurchased                (529,545)   (4,762,114)        (1,594,459)   (12,499,463)
-----------------------------------------------------------------------------------------------
   Net decrease                        (200,601)  $(1,778,699)          (673,975)   $(5,555,381)
===============================================================================================
Class C
Shares sold                             775,554   $ 6,904,812          1,569,203    $12,180,557
Reinvestment of distributions            84,738       761,792            300,085      2,097,597
Less shares repurchased                (598,654)   (5,271,620)        (1,767,600)   (13,677,523)
-----------------------------------------------------------------------------------------------
   Net increase                         261,638   $ 2,394,984            101,688    $   600,631
===============================================================================================
Class Y
Shares sold                              97,519   $   910,692            149,844    $ 1,286,086
Reinvestment of distributions            14,303       137,595             84,242        625,074
Less shares repurchased                (110,541)   (1,046,366)          (968,281)    (9,023,785)
-----------------------------------------------------------------------------------------------
   Net increase (decrease)                1,281   $     1,921           (734,195)   $(7,112,625)
===============================================================================================

The accompanying notes are an integral part of these financial statements.


52     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

------------------------------------------------------------------------------------------
                                                     Growth Allocation Fund
                                     -----------------------------------------------------
                                     '10 Shares   '10 Amount     '09 Shares    '09 Amount
                                     (unaudited)  (unaudited)
------------------------------------------------------------------------------------------
Class A
Shares sold                           1,099,732   $10,377,216     2,589,869    $21,222,690
Reinvestment of distributions           229,498     2,221,539     1,269,968      9,232,669
Less shares repurchased              (1,365,848)  (12,912,523)   (3,263,979)   (26,769,055)
------------------------------------------------------------------------------------------
   Net increase (decrease)              (36,618)  $  (313,768)      595,858    $ 3,686,304
==========================================================================================
Class B
Shares sold                             211,470   $ 1,762,971       723,670    $ 5,311,140
Reinvestment of distributions            70,491       606,219       634,620      4,105,994
Less shares repurchased                (664,055)   (5,537,007)   (1,730,142)   (12,362,572)
------------------------------------------------------------------------------------------
   Net decrease                        (382,094)  $(3,167,817)     (371,852)   $(2,945,438)
==========================================================================================
Class C
Shares sold                             659,154   $ 5,937,068     1,416,333    $10,929,968
Reinvestment of distributions            48,559       447,707       355,761      2,465,427
Less shares repurchased                (621,554)   (5,581,554)   (1,724,566)   (13,850,941)
------------------------------------------------------------------------------------------
   Net increase (decrease)               86,159   $   803,221        47,528    $  (455,546)
==========================================================================================
Class Y
Shares sold                              67,668   $   637,382       158,272    $ 1,342,851
Reinvestment of distributions             2,430        24,203         6,534         48,745
Less shares repurchased                  (9,278)      (91,884)     (215,970)    (1,944,761)
------------------------------------------------------------------------------------------
   Net increase (decrease)               60,820   $   569,701       (51,164)   $  (553,165)
==========================================================================================

------------------------------------------------------------------------------------------
                                                    Aggressive Allocation Fund
                                     -----------------------------------------------------
                                     '10 Shares   '10 Amount     '09 Shares    '09 Amount
                                     (unaudited)  (unaudited)
------------------------------------------------------------------------------------------
Class A
Shares sold                             862,732   $ 7,956,531     2,135,342    $16,907,966
Reinvestment of distributions            82,259       703,319     1,119,839      7,838,875
Less shares repurchased              (1,036,283)   (9,515,843)   (2,536,617)   (20,125,237)
------------------------------------------------------------------------------------------
   Net increase (decrease)              (91,292)  $  (855,993)      718,564    $ 4,621,604
==========================================================================================
Class B
Shares sold                             116,476   $ 1,000,882       321,078    $ 2,411,590
Reinvestment of distributions             4,940        44,456       347,880      2,296,007
Less shares repurchased                (285,330)   (2,454,314)     (729,085)    (5,288,157)
------------------------------------------------------------------------------------------
   Net decrease                        (163,914)  $(1,408,976)      (60,127)   $  (580,560)
==========================================================================================
Class C
Shares sold                             244,007   $ 2,165,338       587,589    $ 4,479,431
Reinvestment of distributions             4,889        44,535       228,896      1,531,312
Less shares repurchased                (296,356)   (2,603,437)     (686,801)    (5,383,113)
------------------------------------------------------------------------------------------
   Net increase (decrease)              (47,460)  $  (393,564)      129,684    $   627,630
==========================================================================================
Class Y
Shares sold                              22,770   $   208,150        72,124    $   609,945
Reinvestment of distributions             1,025         9,888        16,085        113,724
Less shares repurchased                 (17,370)     (163,942)     (156,302)    (1,421,289)
------------------------------------------------------------------------------------------
   Net increase (decrease)                6,425   $    54,096       (68,093)   $  (697,620)
==========================================================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     53

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Conservative Allocation Fund
                                                           -------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year        Year        Year      5/12/05(a)
                                                           1/31/10        Ended       Ended       Ended       Ended     to
                                                           (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06   7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $  9.40        $ 10.48     $ 11.28     $ 10.56     $10.29    $10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                 $  0.14        $  0.39     $  0.33     $  0.32     $ 0.25    $ 0.05
 Net realized and unrealized gain (loss) on investments       0.61          (0.94)      (0.63)       0.61       0.09      0.24
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  0.75        $ (0.55)    $ (0.30)    $  0.93     $ 0.34    $ 0.29
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.32)       $ (0.31)    $ (0.35)    $ (0.19)    $(0.06)   $   --
 Net realized gain                                              --          (0.22)      (0.15)      (0.02)     (0.01)       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.32)       $ (0.53)    $ (0.50)    $ (0.21)    $(0.07)   $   --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  0.43        $ (1.08)    $ (0.80)    $  0.72     $ 0.27    $ 0.29
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  9.83        $  9.40     $ 10.48     $ 11.28     $10.56    $10.29
====================================================================================================================================
Total return*                                                 7.93%**       (4.44)%     (2.88)%      8.89%      3.33%     2.90%**
Ratio of net expenses to average net assets +++               0.78%***       0.78%       0.78%       0.78%      0.78%     0.78%***
Ratio of net investment income to average net assets +++      2.85%***       4.43%       2.96%       2.90%      2.38%     2.26%***
Portfolio turnover rate                                          5%**          53%         29%         15%        15%        9%**
Net assets, end of period (in thousands)                   $31,051        $25,992     $26,782     $23,324     $8,837    $  877

The accompanying notes are an integral part of these financial statements.


54    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

------------------------------------------------------------------------------------------------------------------
                                                                                   Conservative Allocation Fund
                                                                                 ---------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.96%***     1.09%     0.89%
 Net investment income (loss)                                                    2.67%***     4.12%     2.86%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.78%***     0.78%     0.78%
 Net investment income                                                           2.85%***     4.43%     2.97%
==================================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                   Conservative Allocation Fund
                                                                                 ---------------------------------
                                                                                 Year         Year      5/12/05(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.98%        2.12%     40.41%***
 Net investment income (loss)                                                    2.70%        1.04%    (37.37)%***
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.78%        0.78%      0.78%***
 Net investment income                                                           2.90%        2.38%      2.26%***
==================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    55

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Conservative Allocation Fund
                                                           -------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year        Year        Year      5/12/05(a)
                                                           1/31/10        Ended       Ended       Ended       Ended     to
                                                           (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06   7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $ 9.24         $10.31      $ 11.10     $10.44      $10.28    $10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                 $ 0.10         $ 0.31      $  0.22     $ 0.21      $ 0.15    $ 0.03
 Net realized and unrealized gain (loss) on investments      0.57          (0.93)       (0.61)      0.63        0.08      0.25
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ 0.67         $(0.62)     $ (0.39)    $ 0.84      $ 0.23    $ 0.28
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $(0.24)        $(0.23)     $ (0.25)    $(0.16)     $(0.06)   $   --
 Net realized gain                                             --          (0.22)       (0.15)     (0.02)      (0.01)       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $(0.24)        $(0.45)     $ (0.40)    $(0.18)     $(0.07)   $   --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ 0.43         $(1.07)     $ (0.79)    $ 0.66      $ 0.16    $ 0.28
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 9.67         $ 9.24      $ 10.31     $11.10      $10.44    $10.28
====================================================================================================================================
Total return*                                                7.25%**       (5.31)%      (3.72)%     8.09%       2.26%     2.80%**
Ratio of net expenses to average net assets +++              1.68%***       1.68%        1.69%      1.69%       1.68%     1.68%***
Ratio of net investment income to average net assets +++     1.95%***       3.58%        2.05%      1.91%       1.49%     1.23%***
Portfolio turnover rate                                         5%**          53%          29%        15%         15%        9%**
Net assets, end of period (in thousands)                   $6,894         $5,957      $ 6,370     $4,729      $2,830    $  221

   The accompanying notes are an integral part of these financial statements.


56    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

------------------------------------------------------------------------------------------------------------------
                                                                                   Conservative Allocation Fund
                                                                                 ---------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.82%***     1.90%     1.73%
 Net investment income (loss)                                                    1.81%***     3.36%     2.01%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.68%***     1.68%     1.68%
 Net investment income                                                           1.95%***     3.58%     2.05%
==================================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                   Conservative Allocation Fund
                                                                                 ---------------------------------
                                                                                 Year         Year      5/12/05(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.91%        3.08%     38.96%***
 Net investment income (loss)                                                    1.69%        0.09%    (36.05)%***
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.68%        1.68%      1.68%***
 Net investment income                                                           1.92%        1.49%      1.23%***
==================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    57

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Conservative Allocation Fund
                                                           -------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year        Year        Year      5/12/05(a)
                                                           1/31/10        Ended       Ended       Ended       Ended     to
                                                           (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06   7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $  9.21        $ 10.30     $ 11.09     $10.44      $10.26    $10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                 $  0.10        $  0.31     $  0.23     $ 0.21      $ 0.15    $ 0.03
 Net realized and unrealized gain (loss) on investments       0.57          (0.95)      (0.61)      0.62        0.10      0.23
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  0.67        $ (0.64)    $ (0.38)    $ 0.83      $ 0.25    $ 0.26
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.25)       $ (0.23)    $ (0.26)    $(0.16)     $(0.06)   $   --
 Net realized gain                                              --          (0.22)      (0.15)     (0.02)      (0.01)       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.25)       $ (0.45)    $ (0.41)    $(0.18)     $(0.07)   $   --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  0.42        $ (1.09)    $ (0.79)    $ 0.65      $ 0.18    $ 0.26
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  9.63        $  9.21     $ 10.30     $11.09      $10.44    $10.26
====================================================================================================================================
Total return*                                                 7.24%**       (5.53)%     (3.63)%     8.00%       2.46%     2.60%**
Ratio of net expenses to average net assets +++               1.68%***       1.68%       1.63%      1.68%       1.68%     1.68%***
Ratio of net investment income to average net assets +++      1.97%***       3.54%       2.10%      1.92%       1.48%     1.17%***
Portfolio turnover rate                                          5%**          53%         29%        15%         15%        9%**
Net assets, end of period (in thousands)                   $13,734        $11,184     $11,132     $9,814      $5,201    $  679

   The accompanying notes are an integral part of these financial statements.


58    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

------------------------------------------------------------------------------------------------------------------
                                                                                   Conservative Allocation Fund
                                                                                 ---------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.69%***     1.80%     1.63%
 Net investment income (loss)                                                    1.95%***     3.43%     2.10%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.68%***     1.68%     1.63%
 Net investment income                                                           1.97%***     3.54%     2.11%
==================================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                   Conservative Allocation Fund
                                                                                 ---------------------------------
                                                                                 Year         Year      5/12/05(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.76%        2.80%     45.38%***
 Net investment income (loss)                                                    1.84%        0.36%    (42.53)%***
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.68%        1.68%      1.68%***
 Net investment income                                                           1.92%        1.48%      1.17%***
==================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    59

------------------------------------------------------------------------------------------------------------------------
                                                                              Conservative Allocation Fund
                                                           -------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year        Year        10/5/05(a)
                                                           1/31/10        Ended       Ended       Ended       to
                                                           (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06
------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $ 9.02         $ 10.50     $11.30      $10.57      $10.32
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                  $0.14         $ (0.18)    $ 0.28      $ 0.29      $ 0.16
 Net realized and unrealized gain (loss) on investments      0.55           (0.97)     (0.65)       0.65        0.16
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ 0.69         $ (1.15)    $(0.37)     $ 0.94      $ 0.32
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $(0.29)        $ (0.11)    $(0.28)     $(0.19)     $(0.06)
 Net realized gain                                             --           (0.22)     (0.15)      (0.02)      (0.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $(0.29)        $ (0.33)    $(0.43)     $(0.21)     $(0.07)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ 0.40         $ (1.48)    $(0.80)     $ 0.73      $ 0.25
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 9.42         $  9.02     $10.50      $11.30      $10.57
========================================================================================================================
Total return*                                                7.66%**       (10.66)%    (3.42)%      8.91%       3.13%**
Ratio of net expenses to average net assets +++              0.81%***        7.26%      1.25%       0.90%       1.23%***
  Ratio of net investment income to average net assets +++   2.86%***       (2.03)%     2.50%       2.64%       1.96%***
Portfolio turnover rate                                         5%**           53%        29%         15%         15%**
Net assets, end of period (in thousands)                   $  108         $     9     $   10      $   11      $   10

   The accompanying notes are an integral part of these financial statements.


60    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

---------------------------------------------------------------------------------------------------------------------------------
                                                                                       Conservative Allocation Fund
                                                                           ------------------------------------------------------
                                                                           Six Months
                                                                           Ended         Year      Year      Year      10/5/05(a)
                                                                           1/31/10       Ended     Ended     Ended     to
                                                                           (unaudited)   7/31/09   7/31/08   7/31/07   7/31/06
---------------------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              0.81%***      7.26%     1.25%     0.90%     2.19%***
 Net investment income (loss)                                              2.86%***     (2.03)%    2.50%     2.64%     0.98%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                              0.81%***      7.26%     1.23%     0.88%     1.23%***
 Net investment income (loss)                                              2.86%***     (2.03)%    2.52%     2.66%     1.96%***
=================================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    61

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Moderate Allocation Fund
                                                          --------------------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year        Year        Year        Year        8/9/04(a)
                                                          1/31/10        Ended       Ended       Ended       Ended       to
                                                          (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06     7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $   8.79       $  10.89    $  12.50    $  11.39    $  11.15    $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                $   0.10       $   0.27    $   0.24    $   0.21    $   0.16    $  0.15
 Net realized and unrealized gain (loss) on investments       0.67          (1.63)      (1.10)       1.21        0.38       1.27
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $   0.77       $  (1.36)   $  (0.86)   $   1.42    $   0.54    $  1.42
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $  (0.27)      $  (0.13)   $  (0.31)   $  (0.28)   $  (0.06)   $ (0.04)
 Net realized gain                                              --          (0.61)      (0.44)      (0.03)      (0.24)     (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $  (0.27)      $  (0.74)   $  (0.75)   $  (0.31)   $  (0.30)   $ (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   0.50       $  (2.10)   $  (1.61)   $   1.11    $   0.24    $  1.15
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   9.29       $   8.79    $  10.89    $  12.50    $  11.39    $ 11.15
====================================================================================================================================
Total return*                                                 8.70%**      (11.20)%     (7.47)%     12.58%       4.98%     14.37%**
Ratio of net expenses to average net assets +++               0.73%***       0.74%       0.65%       0.65%       0.63%      0.77%***
Ratio of net investment income to average net assets +++      2.06%***       3.20%       2.03%       1.75%       1.40%      1.37%***
Portfolio turnover rate                                          5%**          44%         21%         19%         52%        19%**
Net assets, end of period (in thousands)                  $122,495       $120,786    $147,004    $165,090    $148,495    $32,893

   The accompanying notes are an integral part of these financial statements.


62    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

----------------------------------------------------------------------------------------------------------------
                                                                                     Moderate Allocation Fund
                                                                                 -------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.73%***     0.76%     0.65%
 Net investment income                                                           2.06%***     3.18%     2.03%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.73%***     0.74%     0.65%
 Net investment income                                                           2.06%***     3.20%     2.03%
================================================================================================================

----------------------------------------------------------------------------------------------------------------
                                                                                     Moderate Allocation Fund
                                                                                 -------------------------------
                                                                                 Year         Year      8/9/04(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.65%        0.63%     1.26%***
 Net investment income                                                           1.75%        1.40%     0.88%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.65%        0.63%     0.77%***
 Net investment income                                                           1.75%        1.40%     1.37%***
================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    63

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Moderate Allocation Fund
                                                          -------------------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year        Year        Year        Year        8/9/04(a)
                                                          1/31/10        Ended       Ended       Ended       Ended       to
                                                          (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06     7/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                      $ 8.41         $ 10.39     $ 11.97     $ 10.92     $ 10.77     $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                $ 0.06         $  0.19     $  0.13     $  0.11     $  0.06     $ 0.02
 Net realized and unrealized gain (loss) on investments     0.64           (1.53)      (1.06)       1.16        0.36       0.98
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ 0.70         $ (1.34)    $ (0.93)    $  1.27     $  0.42     $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $(0.20)        $ (0.03)    $ (0.21)    $ (0.19)    $ (0.03)    $   --
 Net realized gain                                            --           (0.61)      (0.44)      (0.03)      (0.24)     (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $(0.20)        $ (0.64)    $ (0.65)    $ (0.22)    $ (0.27)    $(0.23)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ 0.50         $ (1.98)    $ (1.58)    $  1.05     $  0.15     $ 0.77
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 8.91         $  8.41     $ 10.39     $ 11.97     $ 10.92     $10.77
===================================================================================================================================
Total return*                                               8.26%**       (11.81)%     (8.32)%     11.70%       4.00%     10.11%**
Ratio of net expenses to average net assets +++             1.52%***        1.52%       1.52%       1.50%       1.51%      1.67%***
Ratio of net investment income to average net assets +++    1.27%***        2.44%       1.16%       0.91%       0.51%      0.16%***
Portfolio turnover rate                                        5%**           44%         21%         19%         52%        19%**
Net assets, end of period (in thousands)                  $35,496        $35,197     $50,515     $60,796     $55,053     $ 9,781

   The accompanying notes are an integral part of these financial statements.


64    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

-----------------------------------------------------------------------------------------------------------------
                                                                                     Moderate Allocation Fund
                                                                                 --------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
-----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.57%***     1.63%     1.52%
 Net investment income (loss)                                                    1.22%***     2.33%     1.16%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.52%***     1.52%     1.51%
 Net investment income                                                           1.27%***     2.44%     1.17%
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                     Moderate Allocation Fund
                                                                                 --------------------------------
                                                                                 Year         Year      8/9/04(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
-----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.50%        1.51%     2.08%***
 Net investment income (loss)                                                    0.91%        0.51%    (0.25)%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.49%        1.51%     1.67%***
 Net investment income                                                           0.92%        0.51%     0.16%***
=================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    65

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Moderate Allocation Fund
                                                          --------------------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year        Year        Year        Year        8/9/04(a)
                                                          1/31/10        Ended       Ended       Ended       Ended       to
                                                          (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06     7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $  8.29        $ 10.30     $ 11.88     $ 10.85     $ 10.68     $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                $  0.06        $  0.19     $  0.14     $  0.12     $  0.07     $  0.05
 Net realized and unrealized gain (loss) on investments      0.63          (1.53)      (1.05)       1.15        0.35        0.87
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  0.69        $ (1.34)    $ (0.91)    $  1.27     $  0.42     $  0.92
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $ (0.22)       $ (0.06)    $ (0.23)    $ (0.21)    $ (0.01)    $ (0.01)
 Net realized gain                                             --          (0.61)      (0.44)      (0.03)      (0.24)      (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $ (0.22)       $ (0.67)    $ (0.67)    $ (0.24)    $ (0.25)    $ (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  0.47        $ (2.01)    $ (1.58)    $  1.03     $  0.17     $  0.68
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  8.76        $  8.29     $ 10.30     $ 11.88     $ 10.85     $ 10.68
====================================================================================================================================
Total return*                                                8.23%**      (11.85)%     (8.19)%     11.83%       4.06%       9.32%**
Ratio of net expenses to average net assets +++              1.47%***       1.52%       1.39%       1.39%       1.42%       1.67%***
Ratio of net investment income to average net assets +++     1.33%***       2.44%       1.28%       1.03%       0.60%       0.44%***
Portfolio turnover rate                                         5%**          44%         21%         19%         52%         19%**
Net assets, end of period (in thousands)                  $41,940        $37,513     $45,594     $47,405     $32,416     $15,223

   The accompanying notes are an integral part of these financial statements.


66    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

-----------------------------------------------------------------------------------------------------------------
                                                                                     Moderate Allocation Fund
                                                                                 --------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
-----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.47%***     1.52%     1.39%
 Net investment income                                                           1.33%***     2.44%     1.28%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.47%***     1.52%     1.39%
 Net investment income                                                           1.33%***     2.44%     1.28%
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                     Moderate Allocation Fund
                                                                                 --------------------------------
                                                                                 Year         Year      8/9/04(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
-----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.39%        1.42%     2.03%***
 Net investment income                                                           1.03%        0.60%     0.08%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.38%        1.42%     1.67%***
 Net investment income                                                           1.04%        0.60%     0.44%***
=================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    67

------------------------------------------------------------------------------------------------------------------------
                                                                               Moderate Allocation Fund
                                                          --------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year        Year        Year        9/23/05(a)
                                                          1/31/10        Ended       Ended       Ended       to
                                                          (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06
------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                      $ 8.89         $10.94      $ 12.55     $ 11.43     $ 11.18
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                $ 0.06         $ 0.29      $  0.29     $  0.26     $  0.17
 Net realized and unrealized gain (loss) on investments     0.74          (1.55)       (1.11)       1.21        0.40
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ 0.80         $(1.26)     $ (0.82)    $  1.47     $  0.57
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $(0.31)        $(0.18)     $ (0.35)    $ (0.32)    $ (0.08)
 Net realized gain                                            --          (0.61)       (0.44)      (0.03)      (0.24)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $(0.31)        $(0.79)     $ (0.79)    $ (0.35)    $ (0.32)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ 0.49         $(2.05)     $ (1.61)    $  1.12     $  0.25
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 9.38         $ 8.89      $ 10.94     $ 12.55     $ 11.43
========================================================================================================================
Total return*                                               8.88%**      (10.09)%      (7.10)%     12.98%       5.19%**
Ratio of net expenses to average net assets +++             0.29%***       0.33%        0.27%       0.29%       0.28%***
Ratio of net investment income to average net assets +++    2.50%***       3.59%        2.40%       2.09%       1.79%***
Portfolio turnover rate                                        5%**          44%          21%         19%         52%**
Net assets, end of period (in thousands)                  $8,470         $8,015      $17,905     $24,046     $27,792

   The accompanying notes are an integral part of these financial statements.


68    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

---------------------------------------------------------------------------------------------------------------
                                                                                    Moderate Allocation Fund
                                                                                 ------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
---------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.29%***     0.33%     0.27%
 Net investment income                                                           2.50%***     3.59%     2.40%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.29%***     0.33%     0.27%
 Net investment income                                                           2.50%***     3.59%     2.40%
===============================================================================================================

---------------------------------------------------------------------------------------------------------------
                                                                                    Moderate Allocation Fund
                                                                                 ------------------------------
                                                                                 Year                9/23/05(a)
                                                                                 Ended               to
                                                                                 7/31/07             7/31/06
---------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.29%               0.28%***
 Net investment income                                                           2.09%               1.79%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.29%               0.28%***
 Net investment income                                                           2.09%               1.79%***
===============================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    69

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Growth Allocation Fund
                                                          --------------------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year        Year        Year        Year        8/9/04(a)
                                                          1/31/10        Ended       Ended       Ended       Ended       to
                                                          (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06     7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $   8.74       $  11.50    $  13.47    $  12.04    $  11.50    $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                $   0.07       $   0.19    $   0.16    $   0.15    $   0.09    $  0.08
 Net realized and unrealized gain (loss) on investments       0.71          (2.14)      (1.41)       1.61        0.63       1.70
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $   0.78       $  (1.95)   $  (1.25)   $   1.76    $   0.72    $  1.78
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $  (0.18)      $  (0.04)   $  (0.25)   $  (0.23)   $  (0.05)   $ (0.03)
 Net realized gain                                              --          (0.77)      (0.47)      (0.10)      (0.13)     (0.25)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $  (0.18)      $  (0.81)   $  (0.72)   $  (0.33)   $  (0.18)   $ (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   0.60       $  (2.76)   $  (1.97)   $   1.43    $   0.54    $  1.50
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   9.34       $   8.74    $  11.50    $  13.47    $  12.04    $ 11.50
====================================================================================================================================
Total return*                                                 8.88%**      (15.49)%     (9.88)%     14.73%       6.29%     17.96%**
Ratio of net expenses to average net assets +++               0.79%***       0.79%       0.78%       0.72%       0.74%      0.81%***
Ratio of net investment income to average net assets +++      1.52%***       2.24%       1.24%       1.09%       0.74%      0.69%***
Portfolio turnover rate                                          5%**          49%         20%         11%         27%         2%**
Net assets, end of period (in thousands)                  $118,643       $111,447    $139,670    $157,453    $116,161    $31,212

   The accompanying notes are an integral part of these financial statements.


70    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

----------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                                                 -------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.81%***     0.89%     0.78%
 Net investment income                                                           1.50%***     2.14%     1.24%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.79%***     0.79%     0.77%
 Net investment income                                                           1.52%***     2.24%     1.25%
================================================================================================================

----------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                                                 -------------------------------
                                                                                 Year         Year      8/9/04(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.72%        0.74%     1.42%***
 Net investment income                                                           1.09%        0.74%     0.08%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.71%        0.74%     0.81%***
 Net investment income                                                           1.10%        0.74%     0.69%***
================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    71

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Growth Allocation Fund
                                                          --------------------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year        Year        Year        Year        8/9/04(a)
                                                          1/31/10        Ended       Ended       Ended       Ended       to
                                                          (unaudited)    7/31/09     7/31/08     7/31/07     7/31/06     7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                      $  7.75        $ 10.33     $ 12.17     $ 10.93     $ 10.50     $10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (b)                         $  0.03        $  0.11     $  0.05     $  0.03     $ (0.01)    $ 0.01
 Net realized and unrealized gain (loss) on investments      0.62          (1.92)      (1.28)       1.45        0.59       0.74
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  0.65        $ (1.81)    $ (1.23)    $  1.48     $  0.58     $ 0.75
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $ (0.12)       $    --     $ (0.14)    $ (0.14)    $ (0.02)    $   --
 Net realized gain                                             --          (0.77)      (0.47)      (0.10)      (0.13)     (0.25)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $ (0.12)       $ (0.77)    $ (0.61)    $ (0.24)    $ (0.15)    $(0.25)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  0.53        $ (2.58)    $ (1.84)    $  1.24     $  0.43     $ 0.50
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  8.28        $  7.75     $ 10.33     $ 12.17     $ 10.93     $10.50
====================================================================================================================================
Total return*                                                8.32%**      (16.05)%    (10.66)%     13.67%       5.53%       7.59%**
Ratio of net expenses to average net assets +++              1.57%***       1.57%       1.58%       1.58%       1.57%       1.71%***
Ratio of net investment income to average net assets +++     0.74%***       1.47%       0.44%       0.23%      (0.08)%      0.05%***
Portfolio turnover rate                                         5%**          49%         20%         11%         27%          2%**
Net assets, end of period (in thousands)                  $43,216        $43,390     $61,704     $76,095     $61,373     $10,219

   The accompanying notes are an integral part of these financial statements.


72    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

----------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                                                 -------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.68%***     1.77%     1.64%
 Net investment income (loss)                                                    0.62%***     1.27%     0.38%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.57%***     1.57%     1.57%
 Net investment income (loss)                                                    0.74%***     1.47%     0.45%
================================================================================================================

----------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                                                 -------------------------------
                                                                                 Year         Year      8/9/04(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.60%        1.62%     2.27%***
 Net investment income (loss)                                                    0.21%       (0.13)%   (0.51)%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.57%        1.57%     1.71%***
 Net investment income (loss)                                                    0.24%       (0.08)%    0.05%***
================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    73

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Growth Allocation Fund
                                                          --------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year        Year        Year        Year        8/9/04(a)
                                                          1/31/10       Ended       Ended       Ended       Ended       to
                                                          (unaudited)   7/31/09     7/31/08     7/31/07     7/31/06     7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $  8.30       $ 10.99     $ 12.90     $ 11.58     $ 11.10     $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (b)                         $  0.04       $  0.11     $  0.07     $  0.05     $    --     $ (0.01)
 Net realized and unrealized gain (loss) on investments      0.66         (2.03)      (1.34)       1.53        0.61        1.37
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  0.70       $ (1.92)    $ (1.27)    $  1.58     $  0.61     $  1.36
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $ (0.12)      $    --     $ (0.17)    $ (0.16)    $    --     $ (0.01)
 Net realized gain                                             --         (0.77)      (0.47)      (0.10)      (0.13)      (0.25)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $ (0.12)      $ (0.77)    $ (0.64)    $ (0.26)    $ (0.13)    $ (0.26)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  0.58       $ (2.69)    $ (1.91)    $  1.32     $  0.48     $  1.10
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  8.88       $  8.30     $ 10.99     $ 12.90     $ 11.58     $ 11.10
====================================================================================================================================
Total return*                                                8.44%**     (16.08)%    (10.43)%     13.75%       5.51%      13.67%**
Ratio of net expenses to average net assets +++              1.53%***      1.57%       1.48%       1.44%       1.46%       1.71%***
Ratio of net investment income to average net assets +++     0.79%***      1.44%       0.54%       0.37%       0.02%      (0.07)%***
Portfolio turnover rate                                         5%**         49%         20%         11%         27%          2%**
Net assets, end of period (in thousands)                  $39,903       $ 36,602    $47,898     $52,861     $33,315     $14,874

   The accompanying notes are an integral part of these financial statements.


74    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

-----------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                                                 --------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
-----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.53%***     1.60%     1.48%
 Net investment income (loss)                                                    0.79%***     1.40%     0.54%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.53%***     1.57%     1.47%
 Net investment income (loss)                                                    0.79%***     1.44%     0.54%
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                                                 --------------------------------
                                                                                 Year         Year      8/9/04(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
-----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.44%        1.46%     2.13%***
 Net investment income (loss)                                                    0.37%        0.02%    (0.49)%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.43%        1.46%     1.71%***
 Net investment income (loss)                                                    0.38%        0.02%    (0.07)%***
=================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    75

----------------------------------------------------------------------------------------------------------------------
                                                                                    Growth Allocation Fund
                                                          ------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year        Year        Year        9/26/05(a)
                                                          1/31/10       Ended       Ended       Ended       to
                                                          (unaudited)   7/31/09     7/31/08     7/31/07     7/31/06
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                      $ 9.00        $  11.64    $ 13.55     $12.13      $11.54
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                $ 0.10        $   0.20    $  0.22     $ 0.19      $ 0.13
 Net realized and unrealized gain (loss) on investments     0.73           (1.97)     (1.36)      1.60        0.65
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ 0.83        $  (1.77)   $ (1.14)    $ 1.79      $ 0.78
----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $(0.22)       $  (0.10)   $ (0.30)    $(0.27)     $(0.06)
 Net realized gain                                            --           (0.77)     (0.47)     (0.10)      (0.13)
----------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $(0.22)       $  (0.87)   $ (0.77)    $(0.37)     $(0.19)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ 0.61        $  (2.64)   $ (1.91)    $ 1.42      $ 0.59
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 9.61        $   9.00    $ 11.64     $13.55      $12.13
======================================================================================================================
Total return*                                               9.10%**      (13.68)%     (9.05)%    14.87%       6.84%**
Ratio of net expenses to average net assets +++             0.32%***       0.39%       0.34%      0.36%       0.32%***
Ratio of net investment income to average net assets +++    2.02%***       2.44%       1.67%      1.40%       1.23%***
Portfolio turnover rate                                        5%**          49%         20%        11%         27%**
Net assets, end of period (in thousands)                  $2,307        $  1,614    $ 2,683     $2,956      $ 3,068

   The accompanying notes are an integral part of these financial statements.


76    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

------------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                                                 ---------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.32%***     0.39%     0.34%
 Net investment income                                                           2.02%***     2.44%     1.67%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.32%***     0.39%     0.34%
 Net investment income                                                           2.02%***     2.44%     1.67%
==================================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                                                 ---------------------------------
                                                                                 Year                   9/26/05(a)
                                                                                 Ended                  to
                                                                                 7/31/06                7/31/06
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.36%                  0.32%***
 Net investment income                                                           1.40%                  1.23%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.36%                  0.32%***
 Net investment income                                                           1.40%                  1.23%***
==================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    77

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Aggressive Allocation Fund
                                                          --------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year        Year        Year        Year        8/9/04(a)
                                                          1/31/10       Ended       Ended       Ended       Ended       to
                                                          (unaudited)   7/31/09     7/31/08     7/31/07     7/31/06     7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $  8.45       $ 11.85     $  14.20    $ 12.39     $ 11.82     $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                $  0.04       $  0.09     $   0.07    $  0.06     $  0.01     $    --
 Net realized and unrealized gain (loss) on investments      0.71         (2.54)       (1.69)      1.97        0.85        2.14
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  0.75       $ (2.45)    $  (1.62)   $  2.03     $  0.86     $  2.14
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $ (0.09)      $    --     $  (0.23)   $  (0.16)   $ (0.02)    $    --
 Net realized gain                                             --         (0.95)       (0.50)     ( 0.06)     (0.27)      (0.27)
 Return of capital                                             --            --           --          --         --       (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $ (0.09)      $ (0.95)    $  (0.73)   $  (0.22)   $ (0.29)    $ (0.32)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  0.66       $ (3.40)    $  (2.35)   $  1.81     $  0.57        1.82
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  9.11       $  8.45     $  11.85    $ 14.20     $ 12.39       11.82
====================================================================================================================================
Total return*                                                8.79%**     (19.05)%     (12.03)%     16.41%      7.30%      21.57%**
Ratio of net expenses to average net assets +++              0.85%***      0.85%        0.84%       0.82%      0.82%       0.86%***
Ratio of net investment income to average net assets +++     0.86%***      1.07%        0.54%       0.44%      0.10%      (0.04%)***
Portfolio turnover rate                                         7%**         55%          13%         18%        51%          3%**
Net assets, end of period (in thousands)                  $84,825       $79,480     $102,941    $114,054    $84,775     $20,689

   The accompanying notes are an integral part of these financial statements.


78    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                 ---------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.92%***     1.01%     0.84%
 Net investment income (loss)                                                    0.79%***     0.91%     0.54%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.85%***     0.85%     0.83%
 Net investment income (loss)                                                    0.86%***     1.07%     0.55%
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                 --------------------------------
                                                                                 Year         Year      8/9/04(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
-----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.82%        0.82%     2.14%* **
 Net investment income (loss)                                                    0.44%        0.10%    (1.31)%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.81%        0.82%     0.86%* **
 Net investment income (loss)                                                    0.45%        0.10%    (0.04)%***
=================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    79

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Aggressive Allocation Fund
                                                          -------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year        Year        Year        Year        8/9/04(a)
                                                          1/31/10       Ended       Ended       Ended       Ended       to
                                                          (unaudited)   7/31/09     7/31/08     7/31/07     7/31/06     7/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                      $  7.93       $ 11.29     $ 13.55     $ 11.84     $ 11.39     $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (b)                         $  0.00 (c)   $  0.02     $ (0.03)    $ (0.05)    $ (0.08)    $(0.03)
 Net realized and unrealized gain (loss) on investments      0.67         (2.43)     ( 1.61)       1.88        0.80       1.72
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  0.67       $ (2.41)    $ (1.64)    $  1.83     $  0.72     $ 1.69
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $ (0.02)      $    --     $ (0.12)    $ (0.06)    $    --     $   --
 Net realized gain                                             --         (0.95)     ( 0.50)     ( 0.06)     ( 0.27)     (0.27)
 Return of capital                                             --            --          --          --          --      (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $ (0.02)      $ (0.95)    $ (0.62)    $ (0.12)    $ (0.27)    $(0.30)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  0.65       $ (3.36)    $ (2.26)    $  1.71     $  0.45     $ 1.39
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  8.58       $  7.93     $ 11.29     $ 13.55     $ 11.84     $11.39
===================================================================================================================================
Total return*                                                8.42%**     (19.69)%    (12.72)%     15.49%       6.36%     17.02%**
Ratio of net expenses to average net assets +++              1.64%***      1.64%       1.65%       1.66%       1.64%      1.76%***
Ratio of net investment income to average net assets +++     0.06%***      0.28%      (0.28)%     (0.39)%     (0.70)%    (0.26)%***
Portfolio turnover rate                                         7%**         55%         13%         18%         51%         3%**
Net assets, end of period (in thousands)                  $21,165       $20,884     $30,405     $37,749     $30,382     $5,845

   The accompanying notes are an integral part of these financial statements.


80    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                 ---------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.82%***     1.89%     1.71%
 Net investment income (loss)                                                   (0.12)%***    0.04%    (0.34)%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.64%***     1.64%     1.64%
 Net investment income (loss)                                                    0.06%***     0.28%    (0.27)%
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                 --------------------------------
                                                                                 Year         Year      8/9/04(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
-----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.69%        1.69%     2.81%***
 Net investment income (loss)                                                   (0.42)%      (0.75)%   (1.31)%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.64%        1.64%     1.76%***
 Net investment income (loss)                                                   (0.38)%      (0.70)%   (0.26)%***
=================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
(c) Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    81

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Aggressive Allocation Fund
                                                          -------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year        Year        Year        Year        8/9/04(a)
                                                          1/31/10       Ended       Ended       Ended       Ended       to
                                                          (unaudited)   7/31/09     7/31/08     7/31/07     7/31/06     7/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $  8.04       $ 11.43     $ 13.73     $ 12.00     $ 11.54     $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (b)                         $  0.00(c)    $  0.02     $ (0.02)    $ (0.03)    $ (0.08)    $(0.04)
 Net realized and unrealized gain (loss) on investments      0.67         (2.46)      (1.62)       1.90        0.81       1.88
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  0.67       $ (2.44)    $ (1.64)    $  1.87     $  0.73     $ 1.84
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $ (0.03)      $    --     $ (0.16)    $ (0.08)    $    --     $   --
 Net realized gain                                             --         (0.95)      (0.50)      (0.06)      (0.27)     (0.27)
 Return of capital                                             --            --          --          --          --      (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $ (0.03)      $ (0.95)    $ (0.66)    $ (0.14)    $ (0.27)    $ (0.30)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  0.64       $ (3.39)    $ (2.30)    $  1.73     $  0.46     $ 1.54
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  8.68       $  8.04     $ 11.43     $ 13.73     $ 12.00     $11.54
===================================================================================================================================
Total return*                                                8.26%**     (19.71)%    (12.61)%     15.63%       6.37%     18.52%**
Ratio of net expenses to average net assets +++              1.64%***      1.64%       1.53%       1.52%       1.56%      1.76%***
Ratio of net investment income to average net assets +++     0.06%***      0.27%      (0.16)%     (0.26)%     (0.64)%    (0.39)%***
Portfolio turnover rate                                         7%**         55%         13%         18%         51%         3%**
Net assets, end of period (in thousands)                  $18,128       $17,171     $22,930     $23,584     $15,524     $7,144

   The accompanying notes are an integral part of these financial statements.


82    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                 ---------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.65%***     1.70%     1.53%
 Net investment income (loss)                                                    0.05%***     0.21%    (0.16)%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.64%***     1.64%     1.52%
 Net investment income (loss)                                                    0.06%***     0.27%    (0.15)%
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                 --------------------------------
                                                                                 Year         Year      8/9/04(a)
                                                                                 Ended        Ended     to
                                                                                 7/31/07      7/31/06   7/31/05
-----------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.52%        1.56%     2.74%***
 Net investment income (loss)                                                   (0.26)%      (0.64)%   (1.37)%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.52%        1.56%     1.76%***
 Net investment income (loss)                                                   (0.26)%      (0.64)%   (0.39)%***
=================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
(c) Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    83

----------------------------------------------------------------------------------------------------------------------
                                                                                  Aggressive Allocation Fund
                                                          ------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year        Year        Year        9/23/05(a)
                                                          1/31/10       Ended       Ended       Ended       to
                                                          (unaudited)   7/31/09     7/31/08     7/31/07     7/31/06
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                      $8.55         $ 12.02     $ 14.26     $ 12.41     $11.87
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                $0.06         $  0.13     $  0.15     $  0.14     $ 0.06
 Net realized and unrealized gain (loss) on investments    0.71           (2.65)      (1.60)       1.97       0.78
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $0.77         $ (2.52)    $ (1.45)    $  2.11     $ 0.84
----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $(0.12)       $    --     $ (0.29)    $ (0.20)    $(0.03)
 Net realized gain                                            --          (0.95)      (0.50)      (0.06)     (0.27)
----------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                        $(0.12)       $ (0.95)    $ (0.79)    $ (0.26)    $(0.30)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $0.65         $ (3.47)    $ (2.24)    $  1.85     $ 0.54
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $9.20         $  8.55     $ 12.02     $ 14.26     $12.41
======================================================================================================================
Total return*                                               8.93%**      (19.35)%    (10.83)%     17.10%      7.13%**
Ratio of net expenses to average net assets +++             0.40%***       0.43%       0.35%       0.39%      0.37%***
Ratio of net investment income to average net assets +++    1.32%***       1.58%       1.06%       1.01%      0.63%***
Portfolio turnover rate                                        7%**          55%         13%         18%        51%**
Net assets, end of period (in thousands)                  $1,810        $ 1,627     $ 3,105     $ 3,171     $4,607

   The accompanying notes are an integral part of these financial statements.

84    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                 ---------------------------------
                                                                                 Six Months
                                                                                 Ended        Year      Year
                                                                                 1/31/10      Ended     Ended
                                                                                 (unaudited)  7/31/09   7/31/08
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.40%***     0.43%     0.35%
 Net investment income                                                           1.32%***     1.58%     1.06%
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.40%***     0.43%     0.35%
 Net investment income                                                           1.32%***     1.58%     1.06%
==================================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                 ---------------------------------
                                                                                 Year                   9/23/05(a)
                                                                                 Ended                  to
                                                                                 7/31/06                7/31/06
------------------------------------------------------------------------------------------------------------------
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.39%                  0.37%***
 Net investment income                                                           1.01%                  0.63%***
Ratios with waivers of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.39%                  0.37%***
 Net investment income                                                           1.01%                  0.63%***
==================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10    85

Notes to Financial Statements | 1/31/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of each of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/ emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more- established companies in more developed markets, respectively. The Funds' prospectuses contain unaudited information regarding each Fund's principal risks. Please refer to those documents when considering the Funds' principal risks.

The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Funds' prospectus. The Conservative Fund Class A, Class B and Class C shares were first offered for sale to the public on May 12, 2005. Class Y shares were first offered for sale to the public on October 5, 2005. The Moderate Fund, Growth Fund, and Aggressive Fund Class A, Class B and Class C shares were first offered for sale to the


86     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10
public on August 9, 2004. Class Y shares of Moderate Fund, Growth Fund, and Aggressive Fund were first publicly offered on September 23, 2005.

Effective as of the close of business on December 31, 2009, the Fund's Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Funds gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at cost which approximates market value.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     87

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.


B. Federal Income Taxes

   It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distribution paid during the year ended July 31, 2009 was as follows:

   -----------------------------------------------------------------------------
                         Ordinary        Long-Term
   Fund                  Income          Capital Gains     Total
   -----------------------------------------------------------------------------
   Conservative Fund     $1,149,219      $  899,672        $2,048,891
   Moderate Fund          2,247,038      13,460,140        15,707,178
   Growth Fund              536,834      16,501,758        17,038,592
   Aggressive Fund              670      12,459,188        12,459,858

   The following table shows the components of distributable earnings on a Federal income tax basis at July 31, 2009:

   -----------------------------------------------------------------------------
                         Undistributed   Undistributed   Net Unrealized
                         Ordinary        Long-Term       Appreciation
   Fund                  Income          Capital Gains   (Depreciation)   Total
   -----------------------------------------------------------------------------
   Conservative Fund     $1,022,298      $--             $ (1,811,849)    $  (789,551)
   Moderate Fund          5,553,462       --              (18,287,108)     (12,733,646)
   Growth Fund            3,500,232       --              (21,826,645)     (18,326,413)
   Aggressive Fund          920,231       --              (13,105,164)     (12,184,933)

   The differences between book-basis and tax-basis unrealized appreciation are attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A.


88     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

   (UniCredit), earned the following in underwriting commissions during the six months ended January 31, 2010:

   -----------------------------------------------------------------------------
   Fund                                                                  Amount
   -----------------------------------------------------------------------------
   Conservative Fund                                                     $12,774
   Moderate Fund                                                         $25,084
   Growth Fund                                                           $36,805
   Aggressive Fund                                                       $24,370

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B and Class C shares of each fund can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by a Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of a Fund's custodian or a subcustodian of a Fund. The Funds' investment adviser, PIM, is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:


On assets up to $2.5 billion     0.13% on investments in underlying funds
                                 managed by Pioneer (and cash); and 0.17% on
                                 other investments
On the next $1.5 billion         0.11% on investments in underlying funds
                                 managed by Pioneer (and cash); and 0.14% on other investments

   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     89

On the next $1.5 billion     0.10% on investments in underlying funds managed by
                             Pioneer (and cash); and 0.12% on other investments
On the next $1.5 billion     0.08% on investments in underlying funds managed by
                             Pioneer (and cash); and 0.10% on other investments
Over $7 billion              0.08% on investments in underlying funds managed by
                             Pioneer (and cash); and 0.09% on other investments

Each Fund may pay management fees equal to 0.17% of average daily net assets attributable to investments in underlying funds that are not managed by Pioneer. For the six months ended January 31, 2010, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts in management fees, administrative costs and certain other reimbursements payable to PIM at January 31, 2010:



   -----------------------------------------------------------------------------
   Fund                                                                  Amount
   -----------------------------------------------------------------------------
   Conservative Fund                                                      $7,503
   Moderate Fund                                                         $30,858
   Growth Fund                                                           $30,555
   Aggressive Fund                                                       $19,023

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2011 for Class A shares and through January 1, 2011 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above. :


   -----------------------------------------------------------------------------
   Fund                       Class A              Class B              Class C
   -----------------------------------------------------------------------------
   Conservative Fund          0.78%                1.68%                1.68%
   Moderate Fund              0.74%                1.52%                1.52%
   Growth Fund                0.79%                1.57%                1.57%
   Aggressive Fund            0.85%                1.64%                1.64%

90     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at January 31, 2010:


   -----------------------------------------------------------------------------
   Fund                                                                  Amount
   -----------------------------------------------------------------------------
   Conservative Fund                                                     $19,961
   Moderate Fund                                                         $42,110
   Growth Fund                                                           $72,231
   Aggressive Fund                                                       $62,640

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts relating to distribution and service fees payable to PFD at January 31, 2010:


   -----------------------------------------------------------------------------
   Fund                                                                 Amount
   -----------------------------------------------------------------------------
   Conservative Fund                                                     $25,203
   Moderate Fund                                                         $97,634
   Growth Fund                                                          $103,041
   Aggressive Fund                                                       $55,625

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     91

For the period ended January 31, 2010, the following CDSC's were paid to PFD:



   -----------------------------------------------------------------------------
   Fund                                                                    Amount
   -----------------------------------------------------------------------------
   Conservative Fund                                                      $3,545
   Moderate Fund                                                         $24,342
   Growth Fund                                                           $39,159
   Aggressive Fund                                                       $15,407

5. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through March 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


92     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) Pioneer Ibbotson Conservative Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Conservative Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     93

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one and three year periods ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the third quintile relative to the management fees


94     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10
paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the Fund's small asset size relative to most of the funds in its peer group and the impact of fixed expenses on the Fund's expense ratio in light of its small asset size. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2008). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     95

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


96     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) Pioneer Ibbotson Moderate Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Moderate Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     97

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one and three year periods ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the third quintile relative to the management fees


98     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10
paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the Fund's small asset size relative to most of the funds in its peer group and the impact of fixed expenses on the Fund's expense ratio in light of its small asset size. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the sub-adviser and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2008). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     99

The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


100     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) Pioneer Ibbotson Growth Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Growth Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


  Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     101

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one year period ended June 30, 2009 and in the second quintile of its Morningstar category for the three year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.


102     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the Fund's small asset size relative to most of the funds in its peer group and the impact of fixed expenses on the Fund's expense ratio in light of its small asset size. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2008). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.


  Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     103

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


104     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) Pioneer Ibbotson Aggressive Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Aggressive Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


  Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     105

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one and three year periods ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the third quintile relative to the management fees


106     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10
paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the Fund's small asset size relative to most of the funds in its peer group and the impact of fixed expenses on the Fund's expense ratio in light of its small asset size. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2008). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.


  Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     107

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


108     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

Trustees, Officers and Service Providers

Trustees                                          Officers
John F. Cogan, Jr., Chairman                      John F. Cogan, Jr., President
David R. Bock                                     Daniel K. Kingsbury, Executive
Mary K. Bush                                        Vice President
Benjamin M. Friedman                              Mark E. Bradley, Treasurer
Margaret B.W. Graham                              Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


  Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10     109
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116     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our website: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2010

* Print the name and title of each signing officer under his or her signature.